As filed with the Securities and Exchange Commission on April 29, 2019
File No. 333-174574
File No. 811-22563

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	19	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	21	[	X	]

(Check appropriate box or boxes.)

Mairs & Power Funds Trust
(Exact Name of Registrant as Specified in Charter)

W1520 First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101-1363
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (651) 222-8478

Robert W. Mairs, Secretary and Chief Compliance Officer
W1520 First National Bank Building
332 Minnesota Street
St. Paul, Minnesota 55101-1363
(Name and Address of Agent for Service)

With copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Avenue, Suite 1800
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on April 30, 2019 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Mairs & Power Funds

Growth Fund Ticker Symbol: MPGFX Balanced Fund Ticker Symbol: MAPOX Small Cap Fund Ticker Symbol: MSCFX

Prospectus
April 30, 2019

Beginning in February 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Mairs & Power Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Mairs & Power Funds or from your financial intermediary. Instead, the reports will be made available on the Mairs & Power Funds’ website, and you will be notified each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically for the Mairs & Power Funds, you will not be affected by this change and you need not take any action.

Mairs & Power Funds Direct Shareholders
You may elect to receive shareholder reports and other communications electronically or in paper from the Mairs & Power Funds by electing one of the following options:
1.
Receive Fund Communications by Email: Contact Shareholder Servicing at (800) 304-7404 or consent through the direct shareholder portal online at www.mairsandpower.com. You may also elect to receive account statements, tax forms and confirmations through this means.

2.
Receive Fund Communications by Mail: Contact Shareholder Servicing at (800) 304-7404. You may elect to continue receiving paper copies of the shareholder reports and other communication, free of charge, by contacting Shareholding Servicing at (800) 304-7404.

Mairs & Power Funds Shareholder through a Financial Intermediary (such as broker-dealer or bank)
Contact your Financial Intermediary to make your election. Your election will apply to all Mairs & Power Funds held through your Financial Intermediary.

The Securities and Exchange Commission has not determined if the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Any representation to the contrary is a criminal offense.

 Table of Contents - Prospectus

Summary Section

Mairs & Power Growth Fund

Investment Objective
Mairs & Power Growth Fund’s (the Fund) fundamental objective is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.64%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$65	$205	$357	$798

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.25% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in U.S. common stocks. The Fund may also invest in securities of foreign issuers, which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (ADRs). In selecting securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the Adviser) gives preference to holdings in high quality companies, which are characterized by earnings that are reasonably predictable, have a return on invested capital that is above-average, have a durable competitive advantage and have financial strength.  Some emphasis is placed on small cap companies (companies with a market capitalization of less than two billion dollars at the time of initial purchase) and mid cap companies (companies with a market capitalization between two and ten billion dollars at the time of initial purchase). The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity securities.

The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

 Table of Contents - Prospectus

Principal Risks of Investing in the Fund

All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The main risks of investing in the Fund are:

Market Conditions
The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Fund Management
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Small Cap and Mid Cap Securities
Small cap and mid cap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Sector Emphasis Risk
To the extent the Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree of risks particular to that sector because companies in the sector may share common characteristics and may react similarly to market developments.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.

Industrials Sector Risk
To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.

Securities of Foreign Issuers and ADRs
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Minnesota/Upper Midwest Geographic Risk
The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S. The Fund typically emphasizes companies located in Minnesota, in particular. The Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments.  For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

 Table of Contents - Prospectus

Performance

Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to Mairs and Power Growth Fund, Inc. (the Predecessor Fund), which was reorganized into the Fund effective December 31, 2011. The performance information for periods before December 31, 2011 reflects the historical performance of the Predecessor Fund. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of December 31
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	2nd Quarter, 2009	17.71%
Lowest Quarter	3rd Quarter, 2011	-16.11%

Average Annual Total Returns
The following table shows how the Fund’s average annual returns before and after taxes for one, five and ten years compare to those of the S&P 500 Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns
(For the periods ended December 31, 2018 )	1 year	5 years	10 years
Return Before Taxes	-4.34%	6.15%	12.44%
Return After Taxes on Distributions	-6.20%	4.48%	11.32%
Return After Taxes on Distributions and Sale of Fund Shares	-1.27%	4.71%	10.33%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%

 Table of Contents - Prospectus

Management
The Fund employs Mairs & Power, Inc. to manage the Fund’s investment portfolio.  The Fund’s portfolio managers are as follows:

Name/Primary Title with Fund	Primary Title with Adviser	Tenure with the Fund	Tenure with the Adviser*
Andrew R. Adams, Lead Portfolio Manager	Chief Investment Officer	Lead Portfolio Manager since April 1, 2019; Co-Manager from 2015 to April 1, 2019	Since 2006
Mark L. Henneman, Co-Manager	Chief Executive Officer	Co-Manager since April 1, 2019 and from 2006 to 2013; Lead Manager from 2013 to April 1, 2019	Since 2004
Peter J. Johnson, Co-Manager	Investment Manager	Co-Manager since April 1, 2019	Since 2010
*Tenure with the Adviser is the year each individual started with the Adviser and may not align with primary title with the Adviser.

Purchase and Sale of Fund Shares
The minimum initial and subsequent investment amounts offered by the Fund are:

Type of Account	Minimum Investment	Subsequent Investment
Regular	$2,500	$100
IRA	$1,000	$100

You may purchase, exchange or redeem Fund shares directly through the Fund’s transfer agent by writing or calling:

Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 800-304-7404

Qualifying shareholders may also purchase, exchange or redeem Fund shares online at www.mairsandpower.com.

Fund transactions may be made on any day the New York Stock Exchange is open for business. Investors who wish to purchase or redeem Fund shares through a bank, broker-dealer, financial adviser or recordkeeper (Financial Intermediary) should contact the Financial Intermediary directly for information relating to the purchase or sale of Fund shares.

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a Financial Intermediary, the Fund and/or the Adviser may pay a fee to the intermediary for sub-transfer agent and other administrative services. The Adviser may also pay the intermediary for the sale of Fund shares and other services, although payment for the sale of Fund shares is not a current practice for the Adviser. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in the Fund, which are not reflected in the fee table or expense example. Ask your salesperson or visit your Financial Intermediary’s website for more information.

 Table of Contents - Prospectus

Mairs & Power Balanced Fund

Investment Objective
Mairs & Power Balanced Fund’s (the Fund) fundamental objective is to provide capital growth, current income and preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.72%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$74	$230	$401	$894

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.01% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in U.S. common stock and other securities convertible into common stock as well as fixed income securities such as corporate bonds and U.S. Government securities. The Fund may also invest in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (ADRs).  In selecting equity securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the Adviser) gives preference to holdings in high quality companies, which are characterized by earnings that are reasonably predictable, have a return on invested capital that is above-average, have a durable competitive advantage and have financial strength. The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin).  Some emphasis is placed on small cap companies (companies with a market capitalization of less than two billion dollars at the time of initial purchase) and mid cap companies (companies with a market capitalization between two and ten billion dollars at the time of initial purchase). In selecting fixed income securities for the Fund, the Adviser gives preference to higher rated investment-grade fixed income securities (rated Baa or better by Moody’s Investors Service or rated BBB or better by Standard & Poor’s). Lower rated convertible and non-convertible debt securities may be purchased if, in the opinion of the Adviser, the potential rewards outweigh the incremental risks.  Lower rated debt securities may include debt securities rated below investment-grade (also known as “high yield” or “junk bonds”). The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates and to moderate risk by investing in a diversified portfolio of equity and fixed income securities.

 Table of Contents - Prospectus

The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund

All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The main risks of investing in the Fund are:

Market Conditions
The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Fund Management
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Fixed Income Risk
Risks related to fixed income investments include credit risk, interest rate risk, duration risk, and call risk, among others.  Credit risk is the risk that the issuer of a debt security will fail to make interest and principal payments when due.  Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to an increase in market interest rates.  Duration risk is the risk that longer term securities may result in greater price fluctuations for the Fund as they are more sensitive to interest rate changes than shorter term securities.  Call risk is the risk that an issuer, especially during a period of falling interest rates, may call (redeem) a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Convertible Debt Securities
Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price.  Consequently, the value of the convertible security may be exposed to the market risk of the underlying stock, interest rate risk and the credit risk of the issuer.

Debt Securities Rated Less than Investment-Grade
These securities have a higher degree of credit risk than investment-grade securities. Companies that issue these lower rated securities (also known as “high yield” or “junk bonds”) are often highly leveraged and traditional methods of financing may not be available to them. Also, market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions.

Government Obligations Risks
No assurance can be given that the U.S. Government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. Government. While the U.S. Government provides financial support to various U.S. government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.

 Table of Contents - Prospectus

Securities of Foreign Issuers and ADRs
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Small Cap and Mid Cap Securities
Small cap and mid cap companies may have a shorter history of operations and be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than large company stocks.

Minnesota/Upper Midwest Geographic Risk
The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S. The Fund typically emphasizes companies located in Minnesota, in particular. The Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments.  For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Performance

Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to Mairs and Power Balanced Fund, Inc. (the Predecessor Fund), which was reorganized into the Fund effective December 31, 2011. The performance information for periods before December 31, 2011 reflects the historical performance of the Predecessor Fund. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns as of December 31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	2nd Quarter, 2009	13.47%
Lowest Quarter	3rd Quarter, 2011	-10.15%

 Table of Contents - Prospectus

Average Annual Total Returns
The following table shows how the Fund’s average annual returns before and after taxes for one, five and ten years compare to those of the Composite Index, the S&P 500 Total Return Index and the Bloomberg Barclays U.S. Government/Credit Bond Index. The Composite Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg Barclays U.S. Government/Credit Bond Index.

The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns
(For the periods ended December 31, 2018)	1 year	5 years	10 years
Return Before Taxes	-2.80%	5.00%	9.87%
Return After Taxes on Distributions	-4.09%	3.90%	8.87%
Return After Taxes on Distributions and Sale of Fund Shares	-0.93%	3.68%	7.85%
Composite Index (reflects no deduction for fees, expenses or taxes)	-2.52%	6.24%	9.42%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%
Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	-0.42%	2.53%	3.46%

Management
The Fund employs Mairs & Power, Inc. to manage the Fund’s investment portfolio. The Fund’s portfolio managers are as follows:

Name/Primary Title with Fund	Primary Title with Adviser	Tenure with the Fund	Tenure with the Adviser*
Kevin V. Earley, Lead Portfolio Manager	Investment Manager	Lead Portfolio Manager of the Fund since April 1, 2018; Co-Manager of the Fund from 2015 to April 1, 2018	Since 2013
Ronald L. Kaliebe, Co-Manager	Senior Vice President
Co-Manager of the Fund from 2006 until 2013 and April 1, 2018 to present; Lead Portfolio Manager of the Fund from 2013 to April 1, 2018. Mr. Kaliebe will be retiring as Co-Manager of the Fund effective June 30, 2019
Since 2001
Robert W. Thompson, Co-Manager	Investment Manager	Co-Manager of the Fund since April 1, 2018	Since 2016
*Tenure with the Adviser is the year each individual started with the Adviser and may not align with primary title with the Adviser.

 Table of Contents - Prospectus

Purchase and Sale of Fund Shares
The minimum initial and subsequent investment amounts offered by the Fund are:

Type of Account	Minimum Investment	Subsequent Investment
Regular	$2,500	$100
IRA	$1,000	$100

You may purchase, exchange or redeem Fund shares directly through the Fund’s transfer agent by writing or calling:

Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 800-304-7404

Qualifying shareholders may also purchase, exchange or redeem Fund shares online at www.mairsandpower.com.

Fund transactions may be made on any day the New York Stock Exchange is open for business. Investors who wish to purchase or redeem Fund shares through a bank, broker-dealer, financial adviser or recordkeeper (Financial Intermediary) should contact the Financial Intermediary directly for information relating to the purchase or sale of Fund shares.

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a Financial Intermediary, the Fund and/or the Adviser may pay a fee to the intermediary for sub-transfer agent and other administrative services. The Adviser may also pay the intermediary for the sale of Fund shares and other services, although payment for the sale of Fund shares is not a current practice for the Adviser. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in the Fund, which are not reflected in the fee table or expense example.  Ask your salesperson or visit your Financial Intermediary’s website for more information.

 Table of Contents - Prospectus

Mairs & Power Small Cap Fund

Investment Objective
Mairs & Power Small Cap Fund’s (the Fund) fundamental objective is to seek above-average, long-term appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.04%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and you then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$106	$331	$574	$1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.40 % of the average value of its portfolio.

Principal Investment Strategies
The Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in U.S. common stocks issued by small cap companies. For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase is within the market capitalization range represented by companies in the S&P SmallCap 600 Total Return Index. The S&P SmallCap 600 Total Return Index is a widely used benchmark for small cap performance and is rebalanced continuously. As of December 31, 2018, the market capitalization range for the S&P SmallCap 600 Total Return Index was approximately $28 million to $4.2 billion, but is expected to change frequently.

In selecting securities for the Fund, the Fund’s investment adviser, Mairs & Power, Inc. (the Adviser) gives preference to companies with attractive business niches, strong competitive positions, and the potential to grow revenues, earnings and cash flows consistently over the long-term. Capable management with a track record of prudent capital deployment is also an important consideration. The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund also may invest in common stocks issued by companies with market capitalizations above the market capitalization range of the S&P SmallCap 600 Total Return Index. The Fund may also invest in securities of foreign issuers which are listed on a U.S. stock exchange or are represented by American Depositary Receipts (ADRs). From time to time, the Fund may invest in initial public offerings (IPOs). The Adviser seeks to keep the Fund’s assets reasonably fully invested, to maintain modest portfolio turnover rates, and to moderate risk by investing in a diversified portfolio of equity securities.

 Table of Contents - Prospectus

The Adviser may sell the Fund’s portfolio securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund

All investments have risks. The Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as the Fund seeks to achieve its investment objective. The Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Fund. The main risks of investing in the Fund are:

Market Conditions
The Fund’s investments are subject to market risk, which may cause the value of the Fund to decline. Equity securities are generally subject to greater risk than fixed income securities in adverse market conditions. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Fund Management
Active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective could cause the Fund to underperform compared to other funds having similar investment objectives.

Common Stock
Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions. The Fund could lose money if a company in which it invests becomes financially distressed.

Small Cap Securities
Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of investing in small cap companies, as compared to mid cap and large cap companies.

Initial Public Offering (IPO) Risk
The Fund may invest in initial public offerings by small cap companies, which can involve greater risks than investments in companies which are already publicly traded. The companies which undergo IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. In addition, stock prices of IPOs can be highly unstable due to the absence of a prior public market and other factors.

Sector Emphasis Risk
To the extent the Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree of risks particular to that sector because companies in the sector may share common characteristics and may react similarly to market developments. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.

Industrials Sector Risk
To the extent that the Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.

Securities of Foreign Issuers and ADRs
There are certain risks in securities of foreign issuers which are not associated with domestic securities. These risks, among others, include political, social or economic instability, difficulty in predicting international trade patterns, taxation and foreign trading practices, and greater fluctuations in price than U.S. corporations. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

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Minnesota/Upper Midwest Geographic Risk
The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S. The Fund typically emphasizes companies located in Minnesota in particular. The Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments.  For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.

Performance

Risk/Return Bar Chart and Table
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a seven-year period. Both the chart and the table assume that all distributions have been reinvested. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Return as of December 31
During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	1st Quarter, 2013	15.53%
Lowest Quarter	4th Quarter, 2018	-17.03%

Average Annual Total Returns
The following table shows how the Fund’s average annual returns before and after taxes for one year, five years and since inception compare to those of the S&P SmallCap 600 Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

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Average Annual Total Returns			Since Inception
(For the periods ended December 31, 2018)	1 year	5 years	(August 11, 2011)
Return Before Taxes	-6.91%	5.35%	14.02%
Return After Taxes on Distributions	-7.93%	4.68%	13.44%
Return After Taxes on Distributions and Sale of Fund Shares	-3.38%	4.14%	11.53%
S&P SmallCap 600 Total Return Index (reflects no deduction for fees, expenses or taxes)	-8.48%	6.34%	12.94%

Management
The Fund employs Mairs & Power, Inc. to manage the Fund’s investment portfolio. The Fund’s portfolio managers are as follows:

Name/Primary Title with Fund	Primary Title with Adviser	Tenure with the Fund	Tenure with the Adviser*
Allen D. Steinkopf, Lead Portfolio Manager	Investment Manager	Lead Portfolio Manager since April 1, 2019; Co-Manager from 2015 to April 1, 2019	Since 2013
Andrew R. Adams, Co-Manager	Chief Investment Officer	Co-Manager since April 1, 2019; Lead Portfolio Manager from 2011 to April 1, 2019	Since 2006
 *Tenure with the Adviser is the year each individual started with the Adviser and may not align with primary title with the Adviser.

Purchase and Sale of Fund Shares
The minimum initial and subsequent investment amounts offered by the Fund are:

Type of Account	Minimum Investment	Subsequent Investment
Regular	$2,500	$100
IRA	$1,000	$100

You may purchase, exchange or redeem Fund shares directly through the Fund’s transfer agent by writing or calling:

Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P.O Box 701
Milwaukee, WI 53201-0701
Telephone: 800-304-7404

Qualifying shareholders may also purchase, exchange or redeem Fund shares online at www.mairsandpower.com.

Fund transactions may be made on any day the New York Stock Exchange is open for business. Investors who wish to purchase or redeem Fund shares through a bank, broker-dealer, financial adviser or recordkeeper (Financial Intermediary) should contact the Financial Intermediary directly for information relating to the purchase or sale of Fund shares.

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a Financial Intermediary, the Fund and/or the Adviser may pay a fee to the intermediary for sub-transfer agent and other administrative services. The Adviser may also pay the intermediary for the sale of Fund shares and other services, although payment for the sale of Fund shares is not a current practice for the Adviser. These payments may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Fund over another investment. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in the Fund, which are not reflected in the fee table or expense example.  Ask your salesperson or visit your Financial Intermediary’s website for more information.

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Fund Details

Mairs & Power Growth Fund (Growth Fund)

Investment Objective
The fundamental objective of the Growth Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation. This objective may not be changed without shareholder approval.

Implementation of Investment Objective
The Growth Fund’s strategy is to purchase quality growth-oriented stocks at reasonable valuation levels. The Adviser intends to hold these stocks for relatively long periods of time, generally at least one year, to allow the power of compounding to build returns for the Fund’s shareholders. However, sales are made from time to time in response to such factors as changing fundamentals and excessive valuation.

The Growth Fund invests primarily in U.S. common stocks. The Fund may also invest in ADRs and other foreign equity securities. In selecting securities for the Fund, the Adviser gives preference to holdings in high quality companies which are characterized by earnings that are reasonably predictable, have a return on invested capital that is above-average, have a durable competitive advantage and have financial strength.  The Adviser measures above-average return on invested capital against the weighted average of the components of the S&P 500 Total Return Index.

The Adviser believes that smaller capitalization companies provide somewhat higher returns over longer time frames. Some emphasis is placed on small cap companies (companies with market capitalization of less than two billion dollars at the time of initial purchase) and mid cap companies (companies with market capitalization between two and ten billion dollars at the time of initial purchase).  The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Fund may have significant investments in the industrials sector. The Fund seeks to moderate risk by investing in a portfolio of equity securities that is diversified in terms of market capitalization, industry of the issuer and number of holdings.

The Growth Fund may invest up to 25% of its total assets in securities of foreign equity issuers, which are either listed on a U.S. stock exchange or represented by ADRs.

Assets in the Growth Fund are expected to be reasonably fully invested.  Cash or cash equivalent investments (such as money market funds and other short-term investments) may be held from time to time to provide liquidity, to meet redemptions and to act as a reserve for future purchases.

Portfolio turnover is expected to be low when compared to other equity mutual funds. The Fund’s portfolio turnover rates for the years ended December 31, 2018, 2017, and 2016 were 9.25%, 8.84%, and 10.99%, respectively. An increase in portfolio changes may occur during periods of changing economic, market and political conditions, or as a result of purchases and redemptions. As a result, there could be a higher turnover rate, which could result in the realization of higher capital gains and losses.

Investment Process
The Adviser utilizes a bottom up approach in selecting equity securities for the Fund, focusing generally on stocks of companies headquartered in Minnesota and other states in the Upper Midwest.  The Adviser evaluates company fundamentals when selecting individual stocks for the Fund rather than taking “market bets.”  The Adviser’s Investment Committee monitors specific companies and industry trends and meets regularly to assess their findings.  The Investment Committee seeks to identify strong companies with consistent, above-average growth. A “Durable Competitive Advantage” (DCA) analysis is performed on each company identified to assist the Investment Committee in evaluating that consistent, above-average growth is sustainable over the long-term.  A DCA analysis evaluates the competitive rivalry between existing companies, bargaining power of buyers and suppliers, threat of substitute products and threat of new market entrants.  The Investment Committee also evaluates the management and valuations of companies held by the Fund.  Depending on a company’s valuation, positions may be added to, trimmed or eliminated.

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Mairs & Power Balanced Fund (Balanced Fund)

Investment Objective
The fundamental objective of the Balanced Fund is to provide capital growth, current income and preservation of capital.  This objective may not be changed without shareholder approval.

Implementation of Investment Objective
The Balanced Fund’s equity strategy is to purchase quality growth-oriented stocks at reasonable valuation levels. The Balanced Fund seeks to invest in companies with earnings that are reasonably predictable, have a return on invested capital that is above-average, have a durable competitive advantage and have financial strength. The Adviser measures above-average return on invested capital against the weighted average of the components of the S&P 500 Total Return Index. The Adviser focuses generally on companies located in Minnesota and other states of the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). Some emphasis is placed on small cap companies (companies with a market capitalization of less than two billion dollars at the time of initial purchase) and mid cap companies (companies with a market capitalization between two and ten billion dollars at the time of initial purchase).  The Adviser intends to hold these stocks for relatively long periods of time, generally at least one year, to allow the power of compounding to build returns for the Fund’s shareholders. However, sales are made from time to time in response to such factors as changing fundamentals and excessive valuation.

The Balanced Fund also invests in fixed income investments, primarily including investment-grade U.S. Government obligations and corporate bonds. Although the Balanced Fund will invest primarily in higher rated investment-grade debt securities (rated Baa or better by Moody’s Investor Service or rated BBB or better by Standard & Poor’s), lower rated convertible and non-convertible debt securities may be purchased if, in the opinion of the Adviser, the potential rewards outweigh the incremental risks. Less than investment-grade debt securities sometimes are referred to as “high-yield” or “junk bonds.” Fixed income securities are selected based upon their credit quality and ability to provide regular, current income. Fixed income securities are generally held to maturity. Occasionally sales are made in response to factors such as changing fundamentals, investment strategy shifts and excessive valuation.

The Balanced Fund may invest up to 25% of its total assets in securities of foreign issuers, which are either listed on a U.S. stock exchange or represented by ADRs.  The Fund seeks to moderate risk by investing in a portfolio of equity and fixed income securities that is diversified in terms of market capitalization, industry of the issuer and number of holdings.

Assets in the Balanced Fund are expected to be reasonably fully invested. Cash or cash equivalent investments (such as money market funds and other short-term investments) may be held from time to time to provide liquidity, to meet redemptions and act as a reserve for future purchases.

Portfolio turnover is expected to be low when compared to other balanced mutual funds. The Fund’s portfolio turnover rates for the years ended December 31, 2018, 2017, and 2016 were 9.01%, 13.13%, and 14.10%, respectively. An increase in portfolio changes may occur during periods of changing economic, market and political conditions, or as a result of purchases and redemptions. As a result, there could be a higher turnover rate, which could result in the realization of higher capital gains and losses.

Investment Process
The Adviser utilizes a bottom up approach in selecting equity securities for the Fund, focusing generally on stocks of companies headquartered in Minnesota and other states in the Upper Midwest.  The Adviser evaluates company fundamentals when selecting individual stocks for the Fund rather than taking “market bets.”  The Adviser’s Investment Committee monitors specific companies and industry trends and meets regularly to assess their findings.  The Investment Committee seeks to identify strong companies with consistent, above-average growth. A “Durable Competitive Advantage” (DCA) analysis is performed on each company identified to assist the Investment Committee in evaluating that consistent, above-average growth is sustainable over the long-term.  A DCA analysis evaluates the competitive rivalry between existing companies, bargaining power of buyers and suppliers, threat of substitute products and threat of new market entrants.  The Investment Committee also evaluates the management and valuations of companies held by the Fund.  Depending on a company’s valuation, positions may be added to, trimmed or eliminated.

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The Adviser conducts fundamental analysis on the issuer prior to purchasing debt securities.  The Adviser focuses on companies with strong balance sheets or substantial tangible assets. The Adviser looks for stable credit trends and monitors credit quality over the life of the security.  The Adviser generally builds a laddered portfolio and will swap debt securities if they become rich in price or are declining dramatically in credit quality.  While the Adviser does not market time, it will purchase new bonds with longer or shorter maturities based on the interest rate outlook.

Mairs & Power Small Cap Fund (Small Cap Fund)

Investment Objective
The fundamental objective of the Small Cap Fund is to seek above-average, long-term appreciation.  This objective may not be changed without shareholder approval.

Implementation of Investment Objective
The Small Cap Fund normally will invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies.  For this purpose, small cap companies are defined as companies whose market capitalization at the time of purchase is within the market capitalization range represented by the companies in the S&P SmallCap 600 Total Return Index. The S&P SmallCap 600 Total Return Index is a widely used benchmark for small cap performance and is rebalanced continuously as additions and deletions of companies are made in response to corporate actions and market developments. As of December 31, 2018, the market capitalization range for the S&P SmallCap 600 Total Return Index was approximately $28 million to $4.2 billion, but is expected to change frequently. The Adviser focuses generally on companies located in Minnesota and other states in the Upper Midwest region of the U.S. (which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin). The Small Cap Fund will not change its policy of normally investing at least 80% of its net assets in small cap stocks unless it provides shareholders with at least 60 days prior notice of the change.

In selecting securities for the Fund, the Adviser gives preference to companies with attractive business niches, strong competitive positions and the potential to grow revenues, earnings and cash flows consistently over the long-term. Capable management with a track record of prudent capital deployment is also an important consideration. The Fund may have significant investments in the industrials sector. The Adviser seeks to moderate risk by investing in a portfolio of equity securities that is diversified in terms of industry of the issuer as well as number of holdings.

The Small Cap Fund may invest up to 25% of its total assets in securities of foreign equity issuers, which are either listed on a U.S. stock exchange or represented by ADRs.  From time to time, the Fund may invest in IPOs.

Assets in the Small Cap Fund are expected to be reasonably fully invested.  Cash or cash equivalent investments (such as money market funds and other short-term investments) may be held from time to time to provide liquidity, to meet redemptions and to act as a reserve for future purchases.

Portfolio turnover is expected to be low when compared to other small cap mutual funds. The Fund’s portfolio turnover rates for the periods ended December 31, 2018, 2017, and 2016 were 20.40%, 19.27%, and 21.26%, respectively. An increase in portfolio changes may occur during periods of changing economic, market and political conditions, or as a result of purchases and redemptions. As a result, there could be a higher turnover rate, which could result in the realization of higher capital gains and losses.

Investment Process
The Adviser utilizes a bottom up approach in selecting equity securities for the Fund, focusing generally on stocks of companies headquartered in Minnesota and other states in the Upper Midwest.  The Adviser evaluates company fundamentals when selecting individual stocks for the Fund rather than taking “market bets.”  The Adviser uses fundamental analysis to determine competitive position, long-term growth rates, risk characteristics, price targets and portfolio positions.  As a result, stock selection generally drives relative portfolio performance.  The Adviser’s risk assessment emphasizes the operating leverage and financial leverage of the underlying company and is not simply based on historical price volatility.  The Small Cap Investment Committee meets regularly to monitor economic, industry and company issues.

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Temporary Defensive Policies  ̶  All Funds
In order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or cash equivalents, such as money market funds and other short-term investments. A Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

Investment Limitations  ̶  All Funds
A detailed description of each Fund’s investment limitations is contained in the Statement of Additional Information (SAI). Some limitations are fundamental policies, which mean they cannot be changed without the approval of a majority of a Fund’s shareholders, as defined in the SAI. The percentage limitations set forth under “Implementation of Investment Objective” are measured at the time of investment.

Disclosure of Portfolio Holdings  ̶  All Funds
A description of the Funds’ policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI and on the Funds’ website. A complete list of each Fund’s holdings is available on or about 15 days after each quarter-end at www.mairsandpower.com. This list remains available on the website until it is replaced with the following quarter-end list. The portfolio holdings list is also filed in the Funds’ annual and semi-annual reports to shareholders filed with the SEC on Form N-CSR and on Form N-PORT following the end of each quarter. Form N-CSR and the public portion of Form N-PORT, when available, may be viewed on the SEC’s website at www.sec.gov.

Risks

All investments have risks. Each Fund is designed for long-term investors. You should be prepared to accept fluctuations in portfolio value as a Fund seeks to achieve its investment objective. A Fund cannot provide assurance that it will achieve its objective. Loss of money is a risk of investing in the Funds. The main risks of investing in the Funds are:

	Growth Fund	Balanced Fund	Small Cap Fund
Common Stock Risk	X	X	X
Convertible Debt Securities Risk		X
Debt Securities Rated Less Than Investment-Grade Risk		X
Fixed Income Risk		X
Fund Management Risk	X	X	X
Government Obligations Risk		X
Industrials Sector Risk	X		X
Initial Public Offering (IPO) Risk			X
Market Conditions Risk	X	X	X
Minnesota/Upper Midwest Geographic Risk	X	X	X
Sector Emphasis Risk	X		X
Securities of Foreign Issuers and ADRs Risk	X	X	X
Small Cap Securities Risk			X
Small Cap and Mid Cap Securities Risk	X	X

Common Stock Risk
Common stocks held by the Funds will fluctuate in value based on the earnings of the company and on general industry and market conditions. Common stocks are subject to greater fluctuations in market values than other asset classes. A Fund could lose money if a company in which it invests becomes financially distressed.

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Convertible Debt Securities Risk
Convertible securities are fixed income securities which may be converted at a stated price within a specified period of time into a certain quantity of equity securities of the same or a different issuer.  The value of the convertible security may be exposed to the market risk of the underlying stock as well as interest rate risk and the credit risk of the issuer.  Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that non-convertible debt does not.

Debt Securities Rated Less than Investment-Grade Risk
To the extent that a Fund invests in convertible and non-convertible debt securities which are rated less than investment-grade (also known as “high yield” or “junk bonds”), it will undertake a higher degree of credit risk than is associated with higher rated debt securities. Companies that issue these lower rated securities are often highly leveraged and may not have more traditional methods of financing available to them. In addition, the market values of lower rated securities may be more sensitive to developments which affect the individual issuer and to general economic conditions than the market values of higher rated securities.

Fixed Income Risk
Risks related to fixed income investments include credit risk, interest rate risk, duration risk, and call risk, among others.  Credit risk is the risk that the issuer of a debt security will fail to make interest and principal payments when due.  Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to an increase in market interest rates.  Duration risk is the risk that longer term securities may result in greater price fluctuations for the Fund as they are more sensitive to interest rate changes than shorter term securities.  Call risk is the risk that an issuer, especially during a period of falling interest rates, may call (redeem) a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Fund Management Risk
Each Fund’s performance depends on the active management by the Adviser in selecting and maintaining a portfolio of securities that will achieve the Fund’s investment objective. A Fund could underperform compared to other mutual funds having similar investment objectives.

Government Obligations Risk
No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored agencies or instrumentalities where it is not obligated to do so by law, such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Securities issued by Fannie Mae and Freddie Mac have historically been supported only by the discretionary authority of the U.S. Government. While the U.S. Government provides financial support to various U.S. Government-sponsored agencies and instrumentalities, such as Fannie Mae and Freddie Mac, no assurance can be given that it will always do so.

Industrials Sector Risk
To the extent that a Fund invests a significant portion of its assets in the industrials sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. Industries in the industrials sector include companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining, and construction.  The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices, and worldwide competition.

Initial Public Offering (IPO) Risk
By virtue of its size and institutional nature, the Adviser may have greater access to IPOs than individual investors. To the extent that a Fund invests in IPOs, a Fund may be exposed to a higher degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and subject to uncertain substantial dilution of the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

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Market Conditions Risk
Each Fund is subject to the general risk of adverse market conditions. The market prices of equity securities are generally subject to greater risk than prices of fixed income securities, such as bonds and preferred stocks. Although equity securities have historically demonstrated long-term increases in value, their prices may fluctuate markedly over the short-term due to changing market conditions, interest rate fluctuations and various economic and political factors. Markets may experience periods of high volatility and reduced liquidity. During those periods, a Fund may experience high levels of shareholder redemptions and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Minnesota/Upper Midwest Geographic Risk
The Adviser focuses generally on securities of companies that are located in the Upper Midwest region of the U.S., which the Adviser considers to be the states of Illinois, Iowa, Minnesota, North Dakota, South Dakota and Wisconsin.  The Funds typically emphasize companies located in Minnesota, in particular. As a result, a Fund may be impacted by events or conditions affecting the region to a greater extent than if the Fund invested in more geographically diverse investments.  For example, political and economic conditions and changes in regulatory, tax or economic policy in a state or region could affect the economy or particular business operations of companies located in the state or region.  In addition, a natural or other disaster could adversely affect companies located in the state or region.

Sector Emphasis Risk
To the extent a Fund emphasizes investments in a particular sector, the Fund will be subject to a greater degree of risks particular to that sector because companies in the sector may share common characteristics and may react similarly to market developments. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.

Securities of Foreign Issuers and ADRs Risk
To the extent that a Fund invests in securities of foreign issuers which are listed on a U.S. stock exchange or represented by ADRs, it will undertake certain risks which are not associated with investments in domestic securities. These risks, among others, include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity and may be more volatile than securities markets in the U.S.  In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.

Small Cap Securities Risk
Generally, companies with smaller market capitalizations have fewer shares traded daily, less liquidity, and greater price volatility than companies with larger market capitalizations. In addition, small cap companies tend to have shorter track records, a more limited product or service base, more limited access to capital, and a greater possibility of failing. These factors increase the risk of investing in small cap companies, as compared to mid cap and large cap companies.

Small Cap and Mid Cap Securities Risk
Small cap to mid cap companies often have a shorter history of operations, as compared to larger sized companies, and may be less diversified with respect to their product line. Stocks of these companies tend to be more volatile and less liquid than stocks of large companies.

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Management and Organization of the Funds

Investment Adviser
The Funds employ the Adviser to manage the Funds’ investment portfolios. The investment management fee paid to the Adviser by the Growth Fund is computed at an annual rate of 0.60% of the Growth Fund’s average daily net assets up to $2.5 billion and 0.50% of average daily net assets in excess of $2.5 billion. The investment management fee paid to the Adviser by the Balanced Fund is computed at the annual rate of 0.60% of the Balanced Fund’s average daily net assets. The investment management fee paid to the Adviser by the Small Cap Fund is computed at the annual rate of 0.90% of the Small Cap Fund’s average daily net assets.

For the fiscal year ended December 31, 2018, the Growth Fund, Balanced Fund and Small Cap Fund paid the Adviser an aggregate investment management fee of 0.56%, 0.60%, and 0.90%, respectively, of each Fund's average daily net assets.

The Adviser has managed mutual funds since 1958 and has provided investment counsel services since 1931. As of December 31, 2018, the Adviser had approximately $8.5 billion in assets under management. The Adviser is located at W1520 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota, 55101-1363.

A discussion regarding the basis for the approval by the Board of Trustees (the “Board”) of the investment advisory contract for the Growth Fund, Balanced Fund and Small Cap Fund is included in the most recent semi-annual report to shareholders for the period ended June 30.

Portfolio Managers
Andrew R. Adams joined the Adviser in 2006 and has served as Executive Vice President since 2016 and Chief Investment Officer since 2018.  He previously served as Vice President and Investment Manager since joining the Adviser.  Mr. Adams has been primarily responsible for the day-to-day management of the Growth Fund as Lead Portfolio Manager since April 1, 2019.  Prior to such date, he was Co-Manager of the Growth Fund since 2015.  Mr. Adams has served as Co-Manager of the Small Cap Fund since April 1, 2019 and served as Lead Portfolio Manager of the Small Cap Fund from its inception in 2011 to April 1, 2019.  Mr. Adams has been Vice President of the Mairs & Power Funds Trust since 2011.  Mr. Adams began his career in 1997 as a securities analyst with Advantus Capital Management (now Securian Asset Management) where he also served as an investment officer prior to his departure in 2003.  Before joining the Adviser, Mr. Adams worked as a portfolio manager at U.S. Bancorp Asset Management (now Nuveen Asset Management) in Minneapolis, where he co-managed a small-cap blend mutual fund.  Mr. Adams earned a BBA from the University of Wisconsin, Madison in finance and mathematics.  He then earned an MS degree in finance, also from the University of Wisconsin, Madison, where he participated in the Applied Security Analysis Program.  Mr. Adams is a CFA charterholder as well as a Chartered Investment Counselor.

Mark L. Henneman joined the Adviser in 2004 and has served as Chairman and Chief Executive Officer since 2018.  He previously served as President and Chief Investment Officer from 2014 to 2018, Executive Vice President and Investment Manager from 2012 to 2014 and Vice President and Investment Manager prior to 2012.  Mr. Henneman has served as Co-Manager of the Growth Fund since April 1, 2019 and from 2006 to 2013.  Mr. Henneman had served as Lead Portfolio Manager of the Growth Fund from 2013 to April 1, 2019.  Mr. Henneman has been President of the Trust since 2014 and had served as Vice President of the Trust from 2009 to 2014.  Mr. Henneman began his investment career as an analyst with The St. Paul Companies (now Travelers Companies). He has worked as a portfolio manager with Advantus Capital Management (now Securian Asset Management) and prior to joining the Adviser, he was Managing Director and Process Leader of Mid- and Large-Cap Value Investments at U.S. Bancorp Asset Management (now Nuveen Asset Management).  Mr. Henneman earned a BA from Gustavus Adolphus College in St. Peter, Minnesota and went on to graduate with an MBA from the University of Minnesota, Carlson School of Management. Mr. Henneman is a CFA charterholder as well as a Chartered Investment Counselor.

Peter J. Johnson joined the Adviser in 2010 and has served as Vice President and Investment Manager since 2014.  He previously served as Assistant Vice President and Analyst prior to 2014.  Mr. Johnson has served as Co-Manager of the Growth Fund since April 1, 2019.  Mr. Johnson began his career as an equity analyst with Ulland Investment Advisors in 2003. He also worked as an equity analyst intern for the State of Wisconsin Investment Board in Madison, WI prior to joining the Adviser.  Mr. Johnson earned a BA from Carleton College in Northfield, MN and went on to graduate with an MBA from the University of Wisconsin, Madison. Mr. Johnson is a CFA charterholder.

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Kevin V. Earley joined the Adviser in 2013 and has served as Vice President and Investment Manager since joining the Adviser.  Mr. Earley has been primarily responsible for the day-to-day management of the Balanced Fund as Lead Portfolio Manager since April 1, 2018.  Prior to such date, he was Co-Manager of the Balanced Fund since January 1, 2015.  Mr. Earley has been Vice President of the Trust since 2018.  Mr. Earley began his investment career as an equity research analyst with First American Funds Advisors, later becoming a portfolio manager as part of that firm's mid- to large-value team.  In recent years, Mr. Earley had co-managed two mutual funds at Nuveen Asset Management.  Mr. Earley earned a BS in Finance from Santa Clara University and then earned his MBA with a concentration in finance from the University of Minnesota, Carlson School of Management.  Mr. Earley is a CFA charterholder as well as a Chartered Investment Counselor.

Ronald L. Kaliebe joined the Adviser in 2001 and has served as Senior Vice President and Director of Fixed Income since 2014.  He previously served as Vice President and Investment Manager prior to 2014.  Mr. Kaliebe has served as Co-Manager of the Balanced Fund since April 1, 2018 and from 2006 to 2013.  Mr. Kaliebe had served as Lead Portfolio Manager of the Balanced Fund from 2013 to April 1, 2018.  Mr. Kaliebe had served as Vice President of the Trust from 2009 to April 1, 2018.  Mr. Kaliebe started his career as a lecturer in finance at the University of Wisconsin, La Crosse.  He then worked as a portfolio manager and research analyst with US Bank (formerly First Bank System/First Trust).  Prior to joining the Adviser, he served for many years as Chief Investment Officer for MSI Insurance Companies.  Mr. Kaliebe earned a BA and MA in economics from the University of Wisconsin, Oshkosh and an MBA from the University of Wisconsin, Madison. He is a CFA charterholder as well as a Chartered Investment Counselor. Mr. Kaliebe will be retiring as Co-Manager of the Balanced Fund effective June 30, 2019.

Robert (Bob) W. Thompson joined the Adviser in 2016 and has served as Vice President and Fixed Income Portfolio Manager since fall of 2016.  He previously served as Assistant Vice President since joining the Adviser.  Mr. Thompson has served as Co-Manager of the Balanced Fund since April 1, 2018.  Prior to joining the Adviser, Mr. Thompson was Vice President, Corporate Bonds at Advantus Capital Management (now Securian Asset Management), in St. Paul, MN from 2003 to 2016 and before that he worked for Lutheran Brotherhood (now Thrivent Financial).  Mr. Thompson earned a Bachelor of Accountancy from the University of North Dakota and an MBA in Finance from the University of Minnesota, Carlson School of Management. Mr. Thompson is a CFA charterholder and a Certified Public Accountant (inactive).

Allen D. Steinkopf joined the Adviser in 2013 and has served as Vice President and Investment Manager since joining the Adviser.  Mr. Steinkopf has been primarily responsible for the day-to-day management of the Small Cap Fund as Lead Portfolio Manager since April 1, 2019.  Prior to such date, he was Co-Manager from 2015 to April 1, 2019.  Mr. Steinkopf has been Vice President of the Trust since April 1, 2019.  Mr. Steinkopf began his career as a research analyst with MIMLIC Asset Management and later with an independent subsidiary of MIMLIC. He started at Advantus Capital Management (now Securian Asset Management) as assistant portfolio manager and senior analyst and eventually became co-manager of the Advantus Large Cap Growth Portfolio and the Advantus Balanced Fund.  In 2003, he joined US Bank/First American Funds Advisors, which later became Nuveen Investments. With Nuveen, Mr. Steinkopf was the Senior Manager of Small Cap Equity, and he directly managed a small cap core mutual fund.  Mr. Steinkopf earned BA (Mathematics) and BBA (Finance) degrees from the University of Wisconsin at Eau Claire and an MBA with a concentration in finance from the University of Minnesota, Carlson School of Management.  He is a CFA charterholder as well as a Chartered Investment Counselor.

Additional information about each portfolio manager's compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares in the Funds that they manage is available in the Funds' SAI.

Shareholder Information

Pricing of Fund Shares
Each Fund’s share price, also called its net asset value or NAV, is calculated once daily, after the close of trading on the New York Stock Exchange (NYSE), generally 3:00 p.m. Central Time, on each day the NYSE is open for trading. As a result, shares of the Funds will not be priced on the days on which the NYSE is closed, generally weekends and national holidays. The NYSE may also be closed on national days of mourning, due to natural disaster or other extraordinary events or emergencies. The NAV is calculated by adding up the total assets (investments, receivables and other assets) of a Fund, subtracting all of its liabilities (accrued expenses and other liabilities) and then dividing by the total number of Fund shares outstanding.

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Security Valuations
Security valuations for each Fund’s investments are furnished by independent pricing services that have been approved by the Board. Investments in listed equity securities are valued at the last quoted sale price on the securities exchange on which such securities are principally traded or at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are valued at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued at the bid price furnished by an independent pricing service. Debt obligations with 60 days or less remaining until maturity may be valued at the bid price furnished by an independent pricing service and in certain circumstances may be valued at their amortized cost, which approximates fair value. Pricing service prices for debt obligations are based on various evaluative and matrix-based methodologies and models that use market inputs such as market transactions, dealer quotations, benchmark yields and issuer, industry and economic events. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity and ratings.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from two or more dealers that make markets in the securities. When market quotations are not readily available, or when the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board.

When determining the value of a security, the Fair Value Committee takes into consideration all indications of value that appear relevant under the particular circumstances as well as fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold in addition to other more specific factors that may be applied on a case-by-case basis. Consequently, the value of the security used by a Fund may differ from a quoted or published price for the same security. Fair value pricing involves subjective judgments and it is possible that the fair value determined for the security is materially different than the value that could be realized upon the sale of that security.

How to Purchase Fund Shares
If the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Transfer Agent”) or a Financial Intermediary receives your request in good order before the close of trading of the NYSE, generally 3:00 p.m. Central Time, your transactions will be priced at that day’s NAV.  If your request is received after that time, it will be priced at the next business day’s NAV.  The Funds are offered on a no-load basis.  You will not pay sales charges or Rule 12b-1 distribution fees.

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	To open and maintain a Direct Account	To add to a Direct Account
	Minimum Investment: Regular Account - $2,500 IRA - $1,000	Minimum Subsequent Investment: $100
By Internet www.mairsandpower.com
Go to www.mairsandpower.com and click on “Individual Mutual Fund Shareholder Account Login” located on the home page.  To open an account you will need to provide your social security number, your bank’s ABA (American Bank Association) number, your bank account number, your mailing address, your residential address and your email address.

Current shareholders can visit the Funds’ website and login to “Account Login” to make subsequent investments directly from your pre-established bank account or exchange from another Mairs & Power Fund account with the same registration.

By Mail
Regular Mail:
Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Express, Certified or Registered Mail
Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
3rd Floor, 615 East Michigan Street
Milwaukee, WI 53202-0701

Complete and sign the New Account Application or IRA Application with a check for investment. To transfer or rollover from another eligible retirement plan, use the IRA Transfer Form.

Call 800-304-7404 or visit the Funds’ website at www.mairsandpower.com to obtain the appropriate forms.
Current shareholders can mail your check with an Invest-By-Mail form detached from your statement or download “Additional Investment Form” from www.mairsandpower.com.

Make your check payable to Mairs & Power Funds.  All checks must be made in U.S. dollars and drawn on U.S. banks, savings and loan or credit unions.
Important note: The Funds will not accept payments in the form of cash, cash equivalent instruments, money orders, third party checks, credit card checks, traveler’s checks, starter checks, bank checks, convenience checks, checks drawn against a line of credit or any conditional order or payment.

By Telephone 800-304-7404 Shareholder Services: Monday – Friday 8:00 a.m. – 7:00 p.m. CT
Current shareholders may call Shareholder Services to open an additional account or by exchanging shares from an existing Mairs & Power Funds account into a new account with the same registration.

New shareholders may not open an account by telephone at this time.
Subsequent investments may be made by telephone after your account has been open for 7 business days, unless the telephone option is declined on the New Account Application or IRA Application.

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By Wire
Wire to:
U.S. Bank, N.A.
ABA 07500 0022

Credit to:
U.S. Bancorp Fund Services, LLC
Account 112-952-137

Further credit to:
Mairs & Power Funds
[Fund Name]
[Shareholder Account Number]
[Shareholder Name/Registration]

Prior to making an initial investment by wire, a completed New Account Application or IRA Application must have been received by the Fund.  Once an account number has been assigned, call 800-304-7404 to notify the Fund of your incoming wire transaction.
Call Shareholder Services at 800-304-7404 during business hours to notify the Funds of your incoming wire transaction.
Automatically
For new accounts, you may set up this service by providing the required information in the Automatic Investment Plan (AIP) section on the New Account Application or IRA Application.

For current shareholders, you may establish this service by calling 800-304-7404 to request an Account Options Form or download the Form from the Mairs & Power Funds’ website at www.mairsandpower.com.

A fee of $25 will be charged against your account by the Transfer Agent any time a scheduled investment is rejected by your bank.

Telephone conversations may be recorded and monitored for verification, recordkeeping and quality assurance purposes.

Important Notes When Purchasing Fund Shares:
•
The Funds may reject any request to purchase shares of a Fund for any reason. If your payment does not clear, your purchase will be canceled and a fee of $25 will be charged against your account by the Transfer Agent. If any loss is sustained by the Funds, this loss will also be charged against your account.

•
When purchasing shares by internet, payment may only be made through an Automated Clearing House (ACH) debit of your bank account of record.  Shares purchased online are limited to a maximum purchase of $100,000 at one time.  Purchases above that amount must be made by wire or by mail, accompanied with a completed and signed account application. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions online. Online transactions are subject to the same purchase and redemption minimums and maximums as other transaction methods.

You should be aware that there may be delays, malfunctions or other inconveniences associated with online transactions. There also may be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider performing transactions by another method.

The Funds employ procedures to confirm that online transactions are genuine. These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to conduct transactions online, you will need your account number, username and password. The Funds and their service providers will not be liable for any loss, liability, cost or expense for following instructions communicated online, including fraudulent or unauthorized instructions.

•
When wiring monies, please contact Shareholder Services at 800-304-7404 to advise them of your intent to wire monies. This will ensure prompt and accurate credit upon receipt of your wire. Your bank must include the name of the Fund you are purchasing, your Mairs & Power Fund account number and your account registration so that monies can be correctly applied. Wired funds must be received prior to 3:00 p.m. Central Time to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Wires cannot be sent on days when the Federal Reserve is closed (even if the Funds are open for business). This includes Columbus Day and Veterans’ Day. Wire orders to buy or sell shares that are placed on such days will be processed on the next day that both the Funds and the Federal Reserve are open.

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•
The Funds will not accept the following: applications that request a particular day or price for your transaction or any other special conditions, applications that omit your Social Security Number, Taxpayer Identification Number and/or the signatures of all account owners, applications received without payment, applications that would be considered disadvantageous to shareholders, applications from individuals who previously tried to purchase shares with a bad check, or applications that omit any information required to verify a shareholder’s identity under the USA PATRIOT Act. Once your purchase order is received and accepted by a Fund, you may not revoke or cancel the order.

•
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Deposit in the mail or with such other services, or receipt at the Transfer Agent’s post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent or the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

•
The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a New Account Application, you will be required to supply the Funds with information that will assist the Funds in verifying your identity. This includes your full name, date of birth, permanent street address (that is not a P.O. Box address) and your Social Security Number (or Taxpayer Identification Number). If you are opening an account in the name of a legal entity (e.g. a partnership, limited liability company, corporation, business trust, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of your legal entity prior to the opening of your account. The Funds may also ask for other identifying documents or information to verify the shareholder’s identity.  Until such verification is made, the account will not be opened. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

•
The Funds are available for purchase in the U.S., Guam, Puerto Rico and the U.S. Virgin Islands. The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses or who are clients of the Adviser or its affiliates.  The Funds may not be sold to investors residing outside the U.S. and its territories, except upon evidence of compliance with the laws of the applicable foreign jurisdictions.

•
The price you pay will be the NAV next determined after the Funds receive your purchase request in good order.  Refer to the section entitled “Pricing of Fund Shares” for information regarding how a Fund’s share price for your purchase or redemption transaction is determined.  Purchase orders received on a day the NYSE is open for trading and prior to the close of trading on that day will be valued as of the close of trading on that day. Purchase orders received after the close of trading on a day the NYSE is open for trading will be valued as of the close of trading on the next day the NYSE is open. Generally, the NYSE is closed on weekends and national holidays.  Your purchase will have no sales charge or distribution fees included in the price of the Fund shares.

•
For written requests, “good order” means your request includes the Fund name, your account number, the name(s) and address on your account, the amount of your transaction (in dollars or shares), signatures of all owners of the account exactly as they are registered on the account, signature guarantee, if required (see the section entitled “Shareholder Information – Signature Guarantee”), payment (check or wire) and any supporting legal documents for estates, trusts, guardianships, custodianships, corporate/institutional accounts, and pension and profit sharing plans that may be required.

•
The Funds reserve the right to change the amount of the minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower for investors purchasing shares through a Financial Intermediary. To the extent investments of individual investors are aggregated into an omnibus account established by a Financial Intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.  For accounts sold through Financial Intermediaries, it is the responsibility of the Financial Intermediary to enforce compliance with investment minimums. The Funds may waive or lower investment minimums for investors who invest in the Funds through an asset-based fee program made available through a Financial Intermediary or invest in the Funds through a 401(k) or other retirement account.

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•	New accounts will automatically be provided with telephonic and online purchase, sale and exchange privileges, unless you decline those privileges on your account application.

•	The Funds do not issue certificates representing shares purchased.

How to Redeem or Exchange Fund Shares
If the Funds’ Transfer Agent or a Financial Intermediary receives your request in good order before the time as of which the Funds’ shares are priced, your transactions will be priced at that day’s NAV.  If your request is received after that time, it will be priced at the next business day’s NAV.

To Redeem or Exchange a Direct Account
By Internet www.mairsandpower.com
Visit the Funds’ website at www.mairsandpower.com to redeem shares.  For IRA shareholders, shares may not be redeemed online; however, you can visit the Funds’ website to obtain the IRA/Qualified Plan Distribution Request Form.

By Mail
Regular Mail:
Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Express, Certified or Registered Mail
Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
3rd Floor, 615 East Michigan Street
Milwaukee, WI 53202-0701

To redeem shares, visit the Funds’ website at www.mairsandpower.com and download, complete and mail in the Redemption Form for a taxable account or an IRA/Qualified Plan Distribution Request Form for an IRA account.  Each non-systematic IRA redemption must indicate whether or not to withhold federal income taxes. Your request will generally be subject to 10% withholding if your written request fails to indicate an election not to have tax withheld. These forms can also be obtained by calling Shareholder Services at 800-304-7404.

Current shareholders may exchange shares into a new account with the same registration by providing written instructions.  To exchange shares into an account with a different registration, you must provide the Transfer Agent with written instructions that include the Medallion guaranteed signature of all current account owners.  See “Shareholder Information – Signature Guarantee”.

By Telephone 800-304-7404 Shareholder Services: Monday – Friday 8:00 a.m. – 7:00 p.m. CT
You may call Shareholder Services during business hours to redeem or exchange shares.  For taxable accounts, you can exchange shares from a Fund to open an account in another Fund or to add to an existing account with an identical registration.  Shareholders wishing to redeem from their IRA account will be asked whether or not to withhold taxes from any distribution.

Automatically
The Funds offer ways to redeem shares automatically.  Call Shareholder Services at 800-304-7404 or visit the Funds’ website at www.mairsandpower.com and request or download the Account Options Form or IRA/Qualified Plan Distribution Request to establish this service.

Telephone conversations may be recorded and monitored for verification, recordkeeping and quality assurance purposes.

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Redemption Payment Methods
Once your redemption request is received, the Funds typically expect to pay your redemption proceeds within one to three business days regardless of the redemption payment method you choose and, in any event, no later than seven calendar days after receipt of a redemption request.

By Check. If you request your payment to be made payable or be mailed to an address other than the address of record, signature guarantees are required (see the section entitled “Shareholder Information – Signature Guarantee”). No interest will accrue on amounts represented by uncashed redemption checks.

By Wire. Shareholders requesting wire payments will incur a $15 wire fee. Redemption proceeds will only be wired to the bank account on record. If your bank account information is not on file, attach a voided check or deposit slip to your written request with signature guarantee (see the section entitled “Shareholder Information – Signature Guarantee”).

By ACH. Redemption proceeds may also be sent to your bank via electronic transfer through the ACH network, provided that your bank is a member. You can elect this option when opening your account. If your bank account information is not previously on file, attach a voided check or deposit slip to your written request with signature guarantee (see the section entitled “Shareholder Information – Signature Guarantee”). There is no charge for this service.

You may also redeem shares through an authorized Financial Intermediary.  A fee may be charged to you by the financial intermediary for providing this service.

Important Notes When Redeeming Fund Shares:

•
Your shares will be redeemed at the NAV computed by each Fund after the receipt of your redemption request in good order. The price you receive for your redemption of shares will be the NAV computed after the close of trading on the NYSE on that day, generally 3:00 p.m. Central Time. If your request for redemption of shares is received after the close of trading on that day, your redemption request will be valued as of the close of trading on the next day the NYSE is open.

•	Redemptions will be paid by check, wire or ACH transfer only to the address or bank account of record.

•
For written requests, “good order” means your request includes the Fund name, your account number, the name(s) and address on your account, the amount of your transaction (in dollars or shares), signatures of all owners of the account exactly as they are registered on the account, signature guarantee, if required (see the section entitled “Shareholder Information – Signature Guarantee”) and any supporting legal documents for estates, trusts, guardianships, custodianships, corporate/institutional accounts, and pension and profit sharing plans that may be required.

•	Redemptions of shares in the Small Cap Fund may be subject to the redemption fee described in the section entitled “Redemption Fee (Small Cap Fund)” if the shares have been held for 180 days or less.

•
Once your redemption order is received and accepted by a Fund, you may not revoke or cancel the order. The Funds cannot accept redemptions that request a particular day or price for your transaction or any other special conditions. The redemption value may be worth more or less than the price originally paid for the shares, and you may realize a gain or loss on redemption.

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•	The Funds reserve the right to close any non-IRAs in which the balance falls below a Fund’s minimum initial investment.

•	The right of redemption may be suspended or the date of payment may be postponed by the Securities and Exchange Commission (SEC) for such a period as the SEC may permit.

•
If any portion of the shares you are redeeming represent an investment made by check or electronic funds transfer through the ACH network, the Funds may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that your payment for the purchase has been collected. This may take up to 12 calendar days from the purchase date. Call Shareholder Services at 800-304-7404 if you have additional questions regarding redeeming shares.

•
The Funds typically expect to use holdings of cash or cash equivalents and proceeds from the sales of portfolio assets to meet redemption requests.  These methods may be used regularly and during distressed market conditions.

Redemption In-Kind
Each Fund generally pays redemption proceeds in cash. However, the Funds reserve the right to pay redemption proceeds to you by a distribution of securities from a Fund’s portfolio that are traded on a public securities market or are otherwise considered highly liquid pursuant to the Funds’ policies (a “redemption in-kind” or “Available Securities”). It is not expected that a Fund would do so except to meet redemption requests that represent a large percentage of a Fund’s net assets or when the Adviser determines that existing conditions make cash payments undesirable, including during periods of stressed market conditions. The policy would allow the distribution of securities if the total redemption request in any 90-day period is over the lesser of $250,000 or 1% of the net assets of the respective Fund, valued at the beginning of such period. If a Fund pays your redemption proceeds by a distribution of liquid securities, you could incur brokerage or other charges in subsequently converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash. The securities delivered in a redemption in-kind transaction will be selected in the sole discretion of the Fund and will not necessarily be representative of the Fund’s entire portfolio. The in-kind securities generally will be comprised of a pro-rata portion of Available Securities, and they will be valued in the same manner that the Fund’s portfolio securities are valued for purposes of calculating the Fund’s NAV. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Important Notes When Exchanging Fund Shares:
You may exchange shares of identically registered accounts between the Mairs & Power Growth Fund, Balanced Fund and Small Cap Fund, provided that you meet each Fund’s minimum initial investment requirement. Before exchanging your shares, you should first carefully read the appropriate sections of the Prospectus for the new Fund and consider the tax consequences if yours is a taxable account. When you exchange shares, you are redeeming your shares in one Fund and buying shares of another Fund. Shares redeemed in an exchange transaction will be treated as a sale of the Fund’s shares and any gain (or loss) on the transaction may be reportable as a gain (or loss) on your federal income tax return. The taxable nature of an exchange does not apply to IRAs or other tax exempt accounts.

After the exchange, the account from which the exchange is made must have a remaining balance of at least $2,500 ($1,000 for an IRA) in order to remain open. The Funds reserve the right to terminate or materially modify the exchange privilege upon 60 days’ advance notice to shareholders. If you exchange shares in the Small Cap Fund you may be subject to the redemption fee described in the section entitled “Redemption Fee (Small Cap Fund).”

You may exchange Fund shares by calling Shareholder Services at 800-304-7404 prior to the close of trading on the NYSE, generally 3:00 p.m. Central Time on any day the NYSE is open for regular trading. The Funds’ Transfer Agent will charge a $5 fee for each telephone exchange. To exchange shares via mail, you may submit a signed letter of instruction. There is no charge to exchange shares via written request.  Accounts held directly with the Funds may also exchange shares via the internet by visiting the Funds’ website at www.mairsandpower.com.

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Important Information Regarding Telephone and Internet Transactions
By using the telephone or internet to purchase, exchange or sell shares, you agree to hold the Funds, the Transfer Agent and their respective trustees, directors, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with this option, provided reasonable procedures are used to confirm the genuineness of the instructions. These procedures include requiring some form of personal identification or personalized security codes, passwords or other information prior to acting upon the telephone or internet instructions and recording all telephone calls. Your ability to use the website and telephone for transactions is dependent on the systems and services provided by various third parties.  While the Funds and the Transfer Agent have established certain security procedures, the Funds and the Transfer Agent cannot guarantee that internet and telephone transactions will be completely secure.  To help safeguard your account, keep your password confidential and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password.  If your account has more than one owner, the Funds may rely on the instructions of any one account owner. Orders will not be canceled or modified once received in good order. Telephone trades must be received by or prior to market close to receive that day’s NAV. As a shareholder, you are eligible to use the telephone purchase option if (1) you submitted a voided check or savings deposit slip with which to establish bank instructions on your account, (2) your account has been open for 7 business days, and (3) you did not decline the telephone purchase option on your application when you opened the account. If you are unable to reach the Funds by telephone or internet you should send your instructions by regular or express mail.  Please allow sufficient time to place your telephone transaction. Telephone conversations may be recorded and monitored for verification, recordkeeping and quality assurance purposes.

You can decline telephone and internet buy or sell privileges on your New Account Application.  If you have telephone/online privileges on your account and want to discontinue them, please contact Shareholder Services at 800-304-7404 for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to Internet privileges.

Fund Transactions Through a Financial Intermediary
Shares of the Funds may be offered through Financial Intermediaries who are authorized by the Funds’ distributor to buy or sell shares of the Funds. When shares are purchased or redeemed through a Financial Intermediary, they will be treated as though the Fund had received the order for purposes of pricing. If you purchase Fund shares through a Financial Intermediary, you may be subject to different fees or policies than those set forth in the Prospectus. An investor transacting in Fund shares through a Financial Intermediary that is acting as an agent for the investor may be required by such Financial Intermediary to pay a separate commission and/or other forms of compensation to their Financial Intermediary.  Such broker commissions are not reflected in each Fund’s fee table or expense examples.  Ask your salesperson or visit your Financial Intermediary’s website for more information.  From time to time, the Funds enter into arrangements with Financial Intermediaries pursuant to which such parties agree to perform sub-transfer agent, sub-accounting, record-keeping or other administrative services on behalf of their clients who are shareholders of the Funds. The Funds and/or the Adviser make payments to certain Financial Intermediaries for such administrative services provided to clients who hold shares of a Fund through omnibus or networked accounts.

The Adviser may also pay compensation from its own resources, and not as an additional charge to the Funds, to compensate a Financial Intermediary for distribution and marketing services, although this is not a current practice for the Adviser. For example, the Adviser may compensate Financial Intermediaries for providing the Funds with “shelf space” or access to a third party platform or fund offering list or other marketing programs, including, without limitation, inclusion of the Funds on preferred or recommended sales lists, mutual fund “supermarket” platforms, other formal sales programs and other forms of marketing support. The amount of these payments is determined from time to time by the Adviser and may differ among such Financial Intermediaries based upon one or more of the following factors: gross sales, current assets, the number of accounts of the Funds held by the Financial Intermediaries or other factors agreed to by the parties. The receipt of (or prospect of receiving) such compensation may provide the Financial Intermediary and its salespersons with an incentive to favor sales of a Fund’s shares over other investment alternatives. You may wish to consider whether such arrangements exist when evaluating recommendations from a Financial Intermediary.

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Redemption Fee (Small Cap Fund)
Your redemption or exchange of shares of the Small Cap Fund may be subject to a 1.00% redemption fee on shares of the Small Cap Fund held for 180 days or less.  The redemption fee is designed to protect long-term shareholders from the negative effects of short-term trading activity (also known as “market timing”) by other shareholders.  Any redemption fees will be paid directly to the Small Cap Fund to offset the costs of short-term trading.  The redemption fee applies to shareholders who redeem or exchange their shares on or before the 180th day from the date of purchase.

For purposes of applying the redemption fee, shares held the longest will be treated as being redeemed first.  The redemption fee does not apply to:

•	shares acquired as a result of reinvesting distributions;
•	shares redeemed in the case of death, disability or other hardship;
•	shares purchased through certain omnibus accounts or retirement plans that do not have the operational capability to impose the fee;
•	shares redeemed through the Systematic Withdrawal Plan;
•	shares redeemed for accounts established as Coverdell Education Savings Accounts; or
•	shares redeemed by a third party investment adviser using an automatic rebalancing or asset allocation program.

In addition, the redemption fee may be waived in other limited circumstances deemed necessary by the Fund’s Chief Compliance Officer, in consultation with legal counsel, that do not indicate market-timing activity.  Any waivers authorized by the Chief Compliance Officer must be reported to the Board.

How to Transfer Registration
If you request a change in your account registration, such as changing the name(s) on your account or transferring your shares to another person or legal entity, you must submit your request in writing. A signature guarantee is required (see the section entitled “Shareholder Information – Signature Guarantee”). Please call Shareholder Services at 800-304-7404 for full instructions.

Signature Guarantee
A signature guarantee helps protect against fraud and verifies the authenticity of your signature. Signature guarantees, from either a Medallion program member or a non-Medallion program member, will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required when:
1.	Redeeming shares IF:
a.	Payment requested is payable to or sent (either by check, wire or ACH) to any person, address or bank account not on record.
b.	When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days.
2.	Transferring ownership of account or account name changes.

Certain non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

For joint accounts requiring a signature guarantee, each account owner’s signature must be separately guaranteed. The Funds and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation. The Funds reserve the right to waive any signature requirement at their discretion.  Shareholders should contact Shareholder Services at 800-304-7404 with additional questions.

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Income and Capital Gain Distributions
The Growth, Balanced and Small Cap Funds distribute substantially all of their net investment income to shareholders semi-annually, quarterly and annually, respectively. Net investment income distributions are normally made in June and December for the Growth Fund, in March, June, September and December for the Balanced Fund, and in December for the Small Cap Fund. Net capital gains, if any, are distributed to each Fund’s shareholders at least annually. Net investment income and net capital gain distributions are reinvested in additional Fund shares in your account unless you select another option on your New Account Application. You may change your net investment income and net capital gain distribution election in writing or by calling the Transfer Agent in advance of the next distribution.

Net investment income and net capital gain distributions that are not reinvested are paid to you by check or transmitted to your bank account via ACH. If the post office cannot deliver your check, or if your check remains uncashed for six months, each Fund reserves the right to reinvest your distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions in shares of the Fund. No interest will accrue on the amount represented by uncashed distribution checks.

If you are investing in an account that is not tax-deferred, it may be advantageous to buy shares after the Fund makes its distribution. When net investment income and net capital gain distributions are made, the value of each share is reduced by the amount of the distribution. If you purchase shares shortly before the payment of a distribution, you will pay the full price for the shares and then receive some of the price back as a taxable distribution, which may have negative tax consequences. To avoid this situation, check with the Funds for their distribution dates at www.mairsandpower.com or by calling 800-304-7404 before you invest.

Frequent Purchases and Redemptions of Fund Shares
The policy of the Funds is to discourage short-term trading. The Funds are intended for long-term investment purposes only and not for market timing or excessive trading. Market timing may be disadvantageous to the long‑term performance of the Funds by disrupting portfolio management and increasing Fund expenses.

The Funds may reject any purchase order by any investor that may be attributable to market timing or is otherwise excessive or potentially disruptive to the Funds. Purchase orders that are believed to be placed by market timers may be revoked or cancelled by the Funds on the next business day after receipt of the order. In such instances, notice will be given to the shareholder within five business days of the trade to freeze the account and temporarily suspend services. In addition, short-term trades in the Small Cap Fund may be subject to the 1.00% redemption fee, as discussed in the section entitled “Shareholder Information – Redemption Fee (Small Cap Fund).”

Although the Funds make efforts to monitor for market timing activities and will seek the assistance of Financial Intermediaries through which Fund shares are purchased or held, the Funds cannot always identify or detect excessive trading that may be facilitated by Financial Intermediaries because the Financial Intermediary maintains the underlying shareholder account. In an attempt to detect and deter excessive trading in omnibus accounts, the Funds may require Financial Intermediaries to impose restrictions on the trading activity of accounts traded through those Financial Intermediaries (including prohibiting further transactions by such accounts), may require the Financial Intermediaries to provide certain information to the Funds regarding shareholders who hold shares through such accounts or may close the omnibus account (although there can be no assurance that the Funds would do so). The Funds’ ability to impose restrictions for accounts traded through particular Financial Intermediaries may vary depending upon the systems’ capabilities, applicable contractual restrictions, and cooperation of those intermediaries. In some cases, the Funds may rely on the market timing policies of Financial Intermediaries, even if those policies are different from the Funds’ policy, when the Funds believe that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Funds. Due to operational requirements or limitations, Financial Intermediaries may use criteria and methods for tracking, applying or calculating the redemption fee that may differ from those used by the Small Cap Fund’s Transfer Agent. If you purchase shares of the Small Cap Fund through a Financial Intermediary, you should contact your Financial Intermediary for more information on how the redemption fee is applied to redemptions or exchanges of your shares.

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There can be no assurance that the Funds will be able to identify or eliminate all market timing activities, and the Funds may not be able to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through Financial Intermediaries.

In most cases, the Funds will not make any exceptions to their short-term trading policy, nor will the Funds grant to any third party permission to engage in short-term trading within the Funds.

The Funds’ short-term trading policy has been approved by the Funds’ Board.

Federal Income Taxes
The following discussion of certain current federal income tax matters is not intended to be a full discussion of income tax laws and their effect on you. Changes in income tax laws, potentially with retroactive effect, could impact a Fund’s investments or the tax consequences to you of investing in a Fund. You should consult with your own tax advisor regarding the federal, state, local and foreign tax consequences of an investment in a Fund.

Each Fund’s distributions of investment company taxable income and net capital gain, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income taxes if held in a taxable account, and may be subject to state and local income taxes. If you hold your shares in a tax-deferred retirement account, you generally will not have to pay tax on distributions until a withdrawal is made from the account. Tax rules for these types of accounts are complex, and any questions you may have should be addressed with your own tax advisor.

For federal income tax purposes, each Fund’s distributions of investment company taxable income, which includes net short-term capital gains, are generally taxed as ordinary income, and net capital gain distributions are taxed as long-term capital gains. The character of a capital gain depends on the length of time that the Fund held the security that was sold. Non-corporate shareholders may benefit from favorable tax treatment related to “qualified dividend income.” If certain holding period requirements are satisfied, to the extent that a Fund’s distributions of investment company taxable income consist of “qualified dividend income,” such distributions are taxed at long-term capital gain rates. Subject to certain limitations, corporate shareholders may be eligible for the corporate dividends-received deduction with respect to the portion, if any, of a Fund’s distributions of investment company taxable income attributable to dividends received by the Fund directly or indirectly from U.S. corporations, if such Fund reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%. The Medicare tax is imposed on the lesser of (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this Medicare tax. In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this Medicare tax.

If you dispose of your Fund shares by redemption, exchange or sale, you will generally have a capital gain or loss. The amount of the gain or loss and the tax rate will depend primarily upon the share purchase price, the amount realized on the sale, exchange or redemption, and the period of time you held the shares. Any loss arising from the sale, redemption or exchange of Fund shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. An exchange of any Mairs & Power Fund’s shares for shares of any other Mairs & Power Fund will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal, state and local income taxes. If you purchase Fund shares (including shares purchased through reinvestment of distributions) within thirty days before or after selling, redeeming or exchanging other shares of the same Fund at a loss, all or part of your loss will not be deductible and will instead increase the basis of the new shares to preserve the loss until a future sale, redemption or exchange (this is otherwise known as a wash sale).

You will be sent Form 1099 indicating the tax treatment of any distributions made to you during the previous year no later than mid-February. The information is also reported to the Internal Revenue Service (IRS).

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As with all mutual funds, the Funds may be required to withhold federal income tax (at the then-current federal backup withholding rate) on all taxable distributions or redemption proceeds payable to you if you fail to provide the Funds with your correct social security number or taxpayer identification number or fail to make required certifications, or if you or the Funds have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax, but a method by which the IRS ensures that it will collect taxes otherwise due. Any amounts withheld may be credited against your federal income tax liability.

Federal law requires that mutual fund companies report certain shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are generally any Fund shares acquired by certain shareholders on or after January 1, 2012.

The Funds have chosen average cost as their standing (default) cost basis method for all covered shares, which means this is the method the Funds will use to determine which specific covered shares are deemed to be sold, exchanged or redeemed when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold, exchanged or redeemed at one time. You may choose an alternate IRS-approved method other than a Fund’s standing method at the time of your purchase or upon the sale, exchange or redemption of covered shares. The cost basis method a shareholder elects may not be changed with respect to a sale, exchange or redemption of shares after the settlement date of the sale, exchange or redemption. Shareholders of a Fund should consult with their own tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of a Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning a Fund’s shares.

Other Shareholder Services
As a shareholder of the Funds, you will receive the following statements and reports:

•	Confirmation Statements – Sent each time you buy, sell or exchange Fund shares. The statement will confirm the trade date and amount of your transaction.
•
Account Statements – Sent semi-annually for the Growth Fund, quarterly for the Balanced Fund, and annually for the Small Cap Fund, detailing the net investment income and net capital gain distributions made by the Fund. In addition, the market value of your account at the close of the period will also appear on the statement.

•	Fund Financial Reports – Mailed in February and August.
•
Tax Statements – IRS Form 1099 statements are sent in January or February and report the previous year’s net investment income and net capital gain distributions, proceeds from the sale of shares and distributions from IRAs or other retirement accounts. Other tax statements are mailed during the year as needed.

Transfer Agent Charges For Direct Shareholder Special Requests
1.	$25 distribution fee for IRAs. Please see the Custodial Account Agreement for IRA & Coverdell Edu Savings Accts at www.mairsandpower.com for additional IRA related fees.
2.	Statement requests will cost $5 per year requested per social security number (capped at $25). This fee applies to requests for statements older than the prior year.

As a shareholder of the Funds, the following services are available to you:

eDelivery Services
eDelivery is available to all direct shareholders. eDelivery provides your tax statements, account statements, trade confirmation statements, and shareholder reports online rather than by regular mail.  In addition to reducing paper waste, eDelivery may reduce Fund fees by lowering printing and mailing costs over time.  To receive materials electronically, please contact Shareholder Servicing at 800-304-7404 or visit www.mairsandpower.com to login to your account and sign up for eDelivery. If you hold your Fund shares through a Financial Intermediary, please contact your Financial Intermediary regarding electronic delivery options.

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Automated Telephone Services
Fund and shareholder account information is available 24 hours per day, seven days a week at 800-304-7404. You may obtain share prices and price changes for the Funds, your account balance and last two transactions, distribution information and duplicate account statements.

Funds Website
Information on the Funds is available at www.mairsandpower.com. On the site you can:

•	View your account balances and recent transactions for shares held directly with the Funds;
•	Purchase, exchange and sell Fund shares held directly with the Funds (for non-IRA accounts);
•	Purchase and exchange Fund shares held directly with the Funds (for IRA accounts);
•	View tax statements, account statements and confirmation statements for shares held directly with the Funds;
•	Learn more about Mairs & Power’s investment style;
•	Review objectives, strategies, characteristics and risks of the Funds;
•	Review each Fund’s daily prices;
•	Review portfolio holdings, proxy voting records and quarterly market commentaries; and
•	Download the Funds’ prospectus, account applications, shareholder reports and other forms.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate Summary Prospectuses, Annual Reports and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call Shareholder Services at 800-304-7404 to request individual copies of these documents. Once notification to stop householding is received, the Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Funds maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds.  Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account.  If the Funds are unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction.  Please proactively contact the Transfer Agent at 800-304-7404 (toll free) at least annually to ensure your account is active.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.  Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Index Descriptions

Bloomberg Barclays U.S. Government/Credit Bond Index
The Bloomberg Barclays U.S. Government/Credit Bond Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index. It includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities. It is not possible to invest directly in an index.

S&P 500 Total Return Index
The S&P 500 Total Return Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index. It is not possible to invest directly in an index.

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S&P SmallCap 600 Total Return Index
The S&P SmallCap 600 Total Return Index is an index of small-company stocks managed by Standard & Poor’s that covers a broad range of small cap stocks in the U.S. The index is weighted according to market capitalization and covers about 3-4% of the total market for equities in the U.S. It tracks both the capital gains of a group of stocks over time and assumes that any cash distributions, such as dividends, are reinvested back into the index. It is not possible to invest directly in an index.

Composite Index
The Composite Index reflects an unmanaged portfolio comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg Barclays U.S. Government/Credit Bond Index. It is not possible to invest directly in an index.

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Financial Highlights

The financial highlights tables are intended to help you understand the Funds’ financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all distributions). The financial highlights have been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, is included in the Funds’ annual report, which is available upon request.

Growth Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014
Per share
Net asset value, beginning of year	$121.12	$113.83	$104.44	$116.20	$111.09

Income from investment operations:
Net investment income	1.61	1.60	1.61	1.68	1.54
Net realized and unrealized gain (loss)	(6.96)	17.16	14.43	(5.17)	7.48
Total from investment operations	(5.35)	18.76	16.04	(3.49)	9.02

Distributions to shareholders from:
Net investment income	(1.59)	(1.66)	(1.61)	(1.67)	(1.53)
Net realized gains on investments sold	(7.73)	(9.81)	(5.04)	(6.60)	(2.38)
Total distributions	(9.32)	(11.47)	(6.65)	(8.27)	(3.91)
Net asset value, end of year	$106.45	$121.12	$113.83	$104.44	$116.20

Total investment return	(4.34)%	16.52%	15.38%	(3.07)%	8.12%

Net assets, end of year, in thousands	$3,938,943	$4,731,156	$4,392,473	$3,837,264	$4,297,475

Ratios/supplemental data:
Ratio of expenses to average net assets	0.64%	0.64%	0.66%	0.65%	0.65%
Ratio of net investment income to average net assets	1.27	1.30	1.42	1.43	1.36
Portfolio turnover rate	9.25	8.84	10.99	9.64	6.42

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Balanced Fund

	Year Ended December 31,
	2018	2017	2016	2015	2014
Per share
Net asset value, beginning of year	$94.01	$87.29	$81.16	$86.79	$82.31

Income from investment operations:
Net investment income	2.09	2.04	1.99	2.14	1.98
Net realized and unrealized gain (loss)	(4.71)	8.26	7.21	(4.34)	4.59
Total from investment operations	(2.62)	10.30	9.20	(2.20)	6.57

Distributions to shareholders from:
Net investment income	(2.09)	(2.07)	(1.99)	(2.13)	(2.00)
Net realized gains on investments sold	(2.51)	(1.51)	(1.08)	(1.30)	(0.09)
Total distributions	(4.60)	(3.58)	(3.07)	(3.43)	(2.09)

Net asset value, end of year	$86.79	$94.01	$87.29	$81.16	$86.79

Total investment return	(2.80)%	11.90%	11.42%	(2.54)%	8.04%

Net assets, end of year, in thousands	$807,455	$984,788	$861,426	$667,680	$722,863

Ratios/supplemental data:
Ratio of expenses to average net assets	0.72%	0.71%	0.72%	0.73%	0.72%
Ratio of net investment income to average net assets	2.20	2.24	2.37	2.49	2.39
Portfolio turnover rate	9.01	13.13	14.10	14.05	4.53

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Small Cap Fund
	Year Ended December 31,
	2018	2017	2016	2015	2014
Per share
Net asset value, beginning of year	$25.32	$24.33	$19.48	$20.67	$19.78

Income from investment operations:
Net investment income	0.15	0.13	0.08	0.08	0.08
Net realized and unrealized gain (loss)	(1.92)	1.73	5.24	(1.04)	1.25
Total from investment operations	(1.77)	1.86	5.32	(0.96)	1.33
Distributions to shareholders from:
Net investment income	(0.15)	(0.13)	(0.08)	(0.08)	(0.07)
Net realized gains on investments sold	(0.92)	(0.74)	(0.39)	(0.15)	(0.37)
Redemption fees (1) (2)	0.00	0.00	0.00	0.00	0.00
Total distributions	(1.07)	(0.87)	(0.47)	(0.23)	(0.44)
Net asset value, end of year	$22.48	$25.32	$24.33	$19.48	$20.67
Total investment return	(6.91)%	7.64%	27.27%	(4.68)%	6.73%
Net assets, end of year, in thousands	$367,477	$435,507	$382,443	$193,837	$162,230
Ratios/supplemental data:
Ratio of expenses to average net assets	1.04%	1.04%	1.05%	1.06%	1.07%
Ratio of net investment income to average net assets	0.54	0.48	0.48	0.43	0.43
Portfolio turnover rate	20.40	19.27	21.26	23.27	15.85

(1)	The Fund charges a 1.00% redemption fee on shares held 180 days or less.
(2)	Amount per share is less than $0.005.

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For More Information

Mairs & Power Funds Trust - Officers and Trustees

Mark L. Henneman	President and Trustee
Andrew R. Adams	Vice President
Kevin V. Earley	Vice President
Allen D. Steinkopf	Vice President
Andrea C. Stimmel	Treasurer
Robert W. Mairs	Secretary and Chief Compliance Officer
Collyn E. Iblings	Assistant Chief Compliance Officer
Mary Schmid Daugherty	Board Chair and Trustee
James D. Alt	Nominating and Governance Committee Chair and Trustee
Patrick A. Thiele	Audit Committee Chair and Trustee
Jon A. Theobald	Trustee
Susan E. Knight	Trustee

Fund and Service Providers

Investment Adviser Mairs & Power, Inc. W1520 First National Bank Building 332 Minnesota Street Saint Paul, Minnesota 55101-1363
Custodian U.S. Bank, N.A. Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212	Independent Registered Public Accounting Firm Ernst & Young LLP 220 South Sixth Street, Suite 1400 Minneapolis, Minnesota 55402
Distributor ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203	Legal Counsel Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202
Transfer Agent, Administrator and Fund Accountant
Regular Mail Address Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Express (or Overnight), Certified or Registered Mail Address Mairs & Power Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202- 0701
Shareholder Services 800-304-7404

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Privacy Policy

Our Promise to You
As a shareholder of the Mairs & Power Mutual Funds (Funds), you share both personal and financial information with us. Your privacy is important to us, and we are dedicated to safeguarding your personal and financial information.

Information Provided by Shareholders
In the normal course of doing business, we typically obtain the following non-public personal information about our shareholders:

▪	Personal information regarding our shareholders’ identity such as name, address and social security number;
▪	Information regarding fund transactions effected by us; and
▪	Shareholder financial information such as net-worth, assets, income, bank account information and account balances.

How We Manage and Protect Your Personal Information
We do not sell information about current or former shareholders to third parties, nor is it our practice to disclose such information to third parties unless requested or permitted to do so by a shareholder or shareholder representative or, if necessary, in order to process a transaction, service an account or as permitted by law. Additionally, we may share information with outside companies that perform administrative services for us. However, our arrangements with these service providers require them to treat your information as confidential.

In order to protect your personal information, we maintain physical, electronic and procedural safeguards to protect your personal information. Our Privacy Policy restricts the use of shareholder information and requires that it be held in strict confidence.

Shareholder Notifications
We provide a notice annually describing our privacy policy. In addition, we will inform you promptly if there are changes to our policy. Please contact us at 800-304-7404 with questions about this notice.

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Additional Information
More information about the Funds is available from the following sources:

Statement of Additional Information (SAI)
The SAI provides more details about the Funds and their investment policies and restrictions. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

Annual and Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The Funds’ annual and semi-annual reports and the SAI are available free of charge on the Funds’ website at www.mairsandpower.com.

You can also get free copies of the reports and the SAI by contacting the Funds at:

Mairs & Power Funds
c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, WI 53201-0701
Telephone: 800-304-7404

Reports will be sent first class mail within three business days of receipt of request.

You may also request other information about the Funds or make shareholder inquiries by calling 800‑304‑7404.

♦	Documents filed by the Funds with the SEC are available on the SEC’s Internet EDGAR Database site at http://www.sec.gov, where they are listed under “Mairs & Power Funds Trust.”

♦	You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov.

The Funds’ Investment Company Act file number is 811-22563.

 Table of Contents - Prospectus

Mairs & Power Funds

Growth Fund
Ticker Symbol: MPGFX

Balanced Fund
Ticker Symbol: MAPOX

Small Cap Fund
Ticker Symbol: MSCFX

 Table of Contents - Prospectus

Mairs & Power Funds

Growth Fund
Ticker Symbol: MPGFX

Balanced Fund
Ticker Symbol: MAPOX

Small Cap Fund
Ticker Symbol: MSCFX

STATEMENT OF ADDITIONAL INFORMATION

MAIRS & POWER GROWTH FUND (Ticker: MPGFX)
MAIRS & POWER BALANCED FUND (Ticker: MAPOX)
MAIRS & POWER SMALL CAP FUND (Ticker: MSCFX)

each a series of MAIRS & POWER FUNDS TRUST

April 30, 2019

This Statement of Additional Information (SAI) is not a prospectus, but contains information in addition to what is contained in the Funds’ Prospectus.  The SAI should be read in conjunction with the Prospectus, dated April 30, 2019, which has been filed with the Securities and Exchange Commission (SEC). The Funds’ financial statements for the fiscal year ended December 31, 2018 are incorporated herein by reference to the Funds’ Annual Report to Shareholders.

The Funds’ Prospectus and most recent Annual Report to Shareholders may be obtained, without charge, by writing the Funds or calling Shareholder Services at 800-304-7404, or by visiting the Funds’ website at www.mairsandpower.com.

The address of the Funds is Mairs & Power Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.

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Classification of the Funds

The Mairs & Power Growth Fund (Growth Fund), the Mairs & Power Balanced Fund (Balanced Fund) and the Mairs & Power Small Cap Fund (Small Cap Fund) are series of Mairs & Power Funds Trust (the Trust), a Delaware statutory trust established under a Declaration of Trust dated May 9, 2011 (the Declaration of Trust).

The Growth Fund, Balanced Fund, and Small Cap Fund (each a Fund and collectively the Funds) are currently the only series of the Trust.

Mairs & Power, Inc. (the Adviser) is the investment adviser to the Funds.

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).  The Declaration of Trust permits each Fund to issue an unlimited number of shares at $0.01 par value per share.  Shares of each series have equal voting rights and are voted in the aggregate and not by the series, except in matters where a separate vote is required by the 1940 Act or when the matter affects only the interest of a particular Fund.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders unless required by the 1940 Act.  A holder of shares of a particular Fund within the Trust has an interest only in the assets attributable to the shares of that Fund.

Investment Objectives and Policies

As discussed in the sections entitled “Investment Objective,” “Principal Investment Strategies,” and “Principal Risks of Investing in the Fund” in each Fund’s summary section of the Prospectus, each Fund has its own distinct investment objective.

The fundamental objective of the Growth Fund is to provide shareholders with a diversified portfolio of common stocks, which have the potential for above-average, long-term appreciation.

The fundamental objective of the Balanced Fund is to provide capital growth, current income and preservation of capital.

The fundamental objective of the Small Cap Fund is to seek above-average, long-term appreciation.

Investment Limitations

The investment limitations described below have been adopted by the Trust, with respect to each Fund.  The investment limitations, together with each Fund’s investment objective, are fundamental (Fundamental), i.e., they may not be changed without the affirmative vote of the majority of the outstanding shares of a Fund.  As used in the Prospectus and this SAI, the term “majority of outstanding shares” of a Fund means (a) 67% or more of the voting shares present at such meeting, if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting shares of the Fund, whichever is less.  Other investment practices which may be changed by the Board of Trustees (the Board) without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (Non-Fundamental).

Whenever an investment limitation or strategy of a Fund set forth in the Prospectus or SAI states a maximum (or minimum) percentage of the Fund’s assets that may be invested in any type of security or asset class, the percentage is determined immediately after the Fund’s acquisition of that investment, except with respect to percentage limitations on temporary borrowing and illiquid investments.  Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Fund’s assets (e.g., due to net sales or redemptions of Fund shares) will not cause the Fund to violate a percentage limitation.  As a result, due to market fluctuations, cash inflows or outflows or other factors, the Fund may exceed such percentage limitations from time to time.

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A. Fundamental.

1.
Diversification.  The Funds may not with respect to 75% of a Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or repurchase agreements fully collateralized by such securities, or securities of other investment companies) if, as a result, (a) more than 5% of a Fund’s total assets would be invested in the securities of that issuer, or (b) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.	Senior Securities. The Funds may not issue senior securities, except as permitted under the Investment Company Act of 1940.

(With respect to this investment limitation, the 1940 Act currently permits a registered open-end investment company such as a Fund to issue senior securities evidencing borrowing from a bank if immediately after such borrowing the company has asset coverage as defined in the Act of at least 300 percent for all of its borrowings.  Under the 1940 Act, the term “senior securities” does not include borrowings for certain temporary purposes and certain “covered” transactions by a company.)

3.
Borrowing.  The Funds may not borrow money, except that a Fund may borrow money, directly or through reverse repurchase agreements, for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed).

4.
Underwriting.  The Funds may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

5.
Concentration.  The Funds may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

6.
Real Estate.  The Funds may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7.
Commodities.  The Funds may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8.	Loans. The Funds may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties.

(For the purpose of this restriction, a Fund’s acquisition of a company’s publicly issued or privately placed debt securities would not be deemed the making of a “loan,” nor would a Fund’s investment in repurchase agreements.)

B. Non-Fundamental.

1.
Investment in Small Cap Stocks (Small Cap Fund only).  The Small Cap Fund’s policy to normally invest at least 80% of its net assets (including borrowings for investment purposes) in common stocks issued by small cap companies, as defined in the prospectus, is non-fundamental.  However, the Small Cap Fund will not change this policy unless it provides shareholders with at least 60 days prior notice of the change, which must comply with Rule 35d-1 under the Investment Company Act of 1940.

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2.	Short Sales. The Funds will not sell securities short, unless a Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

3.	Margin Purchases. The Funds will not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions.

4.	Borrowing. The Funds will not purchase additional securities when money borrowed exceeds 5% of total assets.

5.	Illiquid Securities. The Funds will not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Investment Strategies and Risks

In seeking to meet their investment objectives, the Funds will invest in securities or instruments whose investment characteristics are consistent with each Fund’s investment program.  The following further describes the portfolio securities and strategies used by the Funds and their risks.

Asset-Backed Securities. The Balanced Fund may invest in asset-backed securities as part of its non-principal investment strategy. Asset-backed securities are securities that represent a participation in, or are secured by and payable from, pools of underlying assets such as debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. These underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The rate of principal payments on asset-backed securities is related to the rate of principal payments, including prepayments, on the underlying assets. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. Prepayments of principal by borrowers or foreclosure or other enforcement action by creditors shorten the term of the underlying assets. The occurrence of prepayments is a function of several factors, such as the level of interest rates, general economic conditions, the location and age of the underlying obligations, and other social and demographic conditions.

A Fund’s ability to maintain positions in asset-backed securities is affected by the reductions in the principal amount of the underlying assets because of prepayments. The Fund’s ability to reinvest prepayments of principal (as well as interest and other distributions and sale proceeds) at a comparable yield is subject to generally prevailing interest rates at that time. The value of asset-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of the underlying securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the average life of such assets. Because prepayments of principal generally occur when interest rates are declining, an investor, such as the Fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which the assets were previously invested. Therefore, asset-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

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Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

Common Stock. Each Fund may invest in common stocks as a principal investment strategy. Common stocks represent an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders and owners of preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. The Balanced Fund may invest in convertible securities as a principal investment strategy and the Growth Fund and the Small Cap Fund may invest in convertible securities as part of their respective non-principal investment strategy. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future. Convertible securities involve risks similar to those of both fixed income and equity securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a non-convertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar non-convertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like non-convertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security’s price may be as volatile as that of common stock. Because both interest rates and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment-grade or are not rated and are generally subject to a high degree of credit risk.

While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

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Debt Securities. The Balanced Fund invests in debt securities as a principal investment strategy, while the Growth and Small Cap Funds may invest in debt securities as part of their respective non-principal investment strategies. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities, and asset-backed securities. Debt securities include investment-grade securities, non-investment-grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk. The reorganization of an issuer under the federal bankruptcy laws may result in the issuer’s debt securities being cancelled without repayment, repaid only in part, or repaid in part or whole through an exchange thereof for any combination of cash, debt securities, convertible securities, equity securities, or other instruments or rights in respect of the same issuer or a related entity.

Debt Securities — U.S. Government Securities. The term “U.S. Government Securities” refers to a variety of debt securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. The term also refers to repurchase agreements collateralized by such securities.

U.S. Treasury securities are backed by the full faith and credit of the U.S. Government. Other types of securities issued or guaranteed by Federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. The U.S. Government, however, does not guarantee the market price of any U.S. Government securities. In the case of securities not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment.

Some of the U.S. Government agencies that issue or guarantee securities include the Government National Mortgage Association, the Export-Import Bank of the U.S., the Farmers Home Administration, the Federal Housing Administration, the Maritime Administration, the Small Business Administration, and the Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA).

FNMA and FHLMC were previously government-sponsored corporations owned entirely by private stockholders. In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (FHFA).  The U.S. Government also took steps to provide additional financial support to FNMA and FHLMC. No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.

Debt Securities — Variable and Floating Rate Securities. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect existing market interest rates. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

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Debt Securities — Zero-Coupon and Pay-in-Kind Securities. Zero-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon securities generally do not pay interest. Pay-in-kind securities pay interest through the issuance of additional securities. These securities are generally issued at a discount to their principal or maturity value. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other non-cash income on such securities accrued during that year. A Fund holding zero-coupon or pay in-kind securities may accordingly have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements for maintaining its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

Less than Investment-Grade Securities.  The Balanced Fund may invest in debt securities rated less than investment grade as a principal investment strategy, and the Growth Fund and Small Cap Fund may invest in them as part of their respective non-principal investment strategy.  The convertible and non-convertible securities in which the Funds may invest include non-investment-grade securities, also referred to as “high-yield” or “junk bonds,” which are debt securities that are rated lower than the four highest rating categories by a nationally recognized statistical rating organization (for example, lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB– by Standard & Poor’s) or are determined to be of comparable quality by the Adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment-grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

Analysis of the creditworthiness of issuers of high-yield securities may be more complex than for issuers of investment-grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high-yield securities than for investment-grade debt securities. The success of the Adviser in managing high-yield securities is more dependent upon its own credit analysis than is the case with investment-grade securities.

Some high-yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high-yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high-yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

The market values of high-yield securities tend to reflect individual issuer developments to a greater extent than do investment-grade securities, which in general react to fluctuations in the general level of interest rates. High-yield securities also tend to be more sensitive to economic conditions than are investment-grade securities. A projection of an economic downturn or of a sustained period of rising interest rates, for example, could cause a decline in junk bond prices, because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.

The secondary market on which high-yield securities are traded may be less liquid than the market for investment-grade securities. Less liquidity in the secondary trading market could adversely affect the ability of the Fund to sell a high-yield security or the price at which the Fund could sell a high-yield security, and could adversely affect the daily net asset value of Fund shares. When secondary markets for high-yield securities are less liquid than the market for investment-grade securities, it may be more difficult to value the securities, because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

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Except as otherwise provided in the Funds’ prospectus, if a credit-rating agency changes the rating of a portfolio security held by a Fund, then the Fund may retain the portfolio security if the Adviser deems it in the best interests of shareholders.

Foreign Securities; American Depositary Receipts.   As a principal investment strategy, each Fund may invest in securities of foreign issuers, which are either listed on a U.S. stock exchange or represented by American Depositary Receipts (ADRs).  In determining whether a security is foreign or domestic, the Adviser will generally look at the location of the headquarters of the issuer.  However, if the issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors:

•	the location of the primary exchange trading its securities;
•	where it derives the majority of its revenues; or
•	where it earns the majority of its profits.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers.  These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements).  Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations.  The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.

In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company.  Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies.  There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S.  Confiscatory taxation or diplomatic developments could also affect investment in those countries.

In June 2016, the United Kingdom voted to leave the European Union following the Brexit referendum. The exact timeframe for the United Kingdom’s exit is unknown. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Other geopolitical events may also cause market disruptions. It is possible that geopolitical events could have an adverse effect on the value of the Funds’ investments.

U.S. dollar-denominated ADRs, which are traded in the U.S. on exchanges or over-the-counter, are issued by domestic banks.  ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank.  ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers.  However, by investing in ADRs rather than directly in foreign issuers’ stock, the Fund can avoid currency risks during the settlement period for either purchases or sales.  In general, there is a large, liquid market in the U.S. for many ADRs.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities, while issuers of sponsored facilities normally pay more of the costs.  The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

Unless more than 50% of the value of a Fund’s assets at the end of its taxable year consists of foreign stock or securities, the Fund will not be able to make an election to give shareholders the benefit of a foreign tax credit or deduction with respect to foreign taxes paid by the Fund.  If a Fund is unable to make this election, shareholders will lose the benefit of claiming as a credit or deduction their shares of any foreign taxes paid by a Fund.

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Exchange-Traded Funds. Each Fund may purchase shares of exchange-traded funds (ETFs) as a non‑principal investment strategy. Typically, a Fund would purchase ETF shares to obtain exposure to all or a portion of the stock or bond market.

Most ETFs are investment companies. Therefore, a Fund’s purchases of ETF shares generally are subject to the limitations on, and the risks of, that Fund’s investments in other investment companies.  If a Fund invests in ETFs, then shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the Adviser), but also, indirectly, the similar expenses of the ETF.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies. The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds:

•	the market price of an ETF’s shares may trade at a discount to its net asset value;
•	an active trading market for an ETF’s shares may not develop or be maintained; or
•
trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) generally halts stock trading.

Mortgage-Backed Securities. The Balanced Fund may invest in mortgage-backed securities as a non- principal investment strategy. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of securities such as government stripped mortgage-backed securities, adjustable rate mortgage-backed securities and collateralized mortgage obligations.

Generally, mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government related organizations, such as FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions and mortgage bankers. The average maturity of pass-through pools of mortgage-backed securities in which the Fund may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool’s average maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately. (See “Debt Securities — U.S. Government Securities” above.)

Mortgage-backed securities may be classified as private, government, or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent an interest in pass-through pools consisting principally of conventional residential mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage insurance companies. Government mortgage-backed securities are backed by the full faith and credit of the U.S. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the U.S. Government including FNMA and FHLMC. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC. Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

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Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors including the level of interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or other underlying obligations, and other social and demographic conditions. The Fund’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The Fund’s ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Prepayments of principal generally occur when interest rates are declining, and the Fund generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

Mortgage-Backed Securities — Adjustable Rate Mortgage-Backed Securities.  The Balanced Fund may invest in Adjustable Rate Mortgage-Backed Securities (ARMBS) as a non-principal investment strategy. ARMBS have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

Mortgage-Backed Securities — Collateralized Mortgage Obligations. The Balanced Fund may invest in Collateralized Mortgage Obligations (CMOs) as a non-principal investment strategy. CMOs are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a “tranche.” Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranches of bonds, as specified in the Prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the Prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives and risk characteristics.

In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

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The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

Mortgage-Backed Securities — Stripped Mortgage-Backed Securities. The Balanced Fund may invest in Stripped Mortgage-Backed Securities (SMBSs) as a non-principal investment strategy. SMBSs are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The price and yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories.

Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Other Investment Companies. As a non-principal investment strategy, each Fund may invest in other investment companies to the extent permitted by applicable law or SEC exemption. Under the 1940 Act, a Fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company, as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If the Fund invests in other investment companies, shareholders will bear not only their proportionate share of the Fund’s expenses (including operating expenses and the fees of the Adviser), but also, indirectly, the similar expenses of the underlying investment companies.  Shareholders would also be exposed to the risks associated not only with the investments of the Fund but also with the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded on the secondary market.

Preferred Stock. Each Fund may invest in preferred stock as a non-principal investment strategy. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends be paid before dividends can be paid to holders of the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

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Repurchase Agreements. Each Fund may invest in repurchase agreements as a non-principal investment strategy. A repurchase agreement is an agreement under which a Fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker’s acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and be held by a custodian bank until repurchased. In addition, the Adviser will monitor the Fund’s repurchase agreement transactions generally and will evaluate the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a Fund. The aggregate amount of any such agreements is not limited except to the extent required by law.

The use of repurchase agreements involves certain risks. One risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the Fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within its control and, therefore, the realization by the Fund on such collateral may be automatically stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Reverse Repurchase Agreements. Each Fund may invest in reverse repurchase agreements as a non-principal investment strategy. In a reverse repurchase agreement, a Fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a “senior security” by the Fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction in accordance with the requirements of the 1940 Act. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Temporary Investments. Each Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment limitations and strategies in response to adverse market, economic, political, or other conditions as determined by the Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the Fund; (3) repurchase agreements involving any such securities; and (4) money market funds or other money market instruments. There is no limit on the extent to which a Fund may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.

Warrants. Each Fund may purchase warrants as part of its non-principal investment strategy. Warrants are instruments that give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

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When-Issued or Delayed-Delivery Securities. Each Fund may purchase securities on a when-issued or a delayed-delivery basis, that is, for payment and delivery on a date later than normal settlement, but generally within 30 days.

The purchase price and yield on these securities are generally set at the time of purchase.  On the date that a security is purchased on a when-issued basis, the Fund earmarks liquid assets with a value at least as great as the purchase price of the security as long as the obligation to purchase continues.  The value of the delayed delivery security is reflected in the Fund’s net asset value as of the purchase date, however, no income accrues to the Fund from these securities prior to their delivery to the Fund.  The Fund makes such purchases for long-term investment reasons, but may actually sell the securities prior to settlement date if the Fund deems it advisable in seeking to achieve the objectives of the Fund.  The purchase of these types of securities may increase the Fund’s overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.  Unsettled securities purchased on a when-issued or delayed-delivery basis (i.e., in excess of an established market practice) will not exceed 10% of the Fund’s total assets at any one time.

Illiquid Securities. The Funds may invest in illiquid securities. However, none of the Funds will acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of that Fund’s net assets.  In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 (the “Liquidity Rule”), that required the Funds to establish a liquidity risk management program by December 1, 2018, although certain requirements under the rule will not go into effect until June 1, 2019. Under the Liquidity Rule, the term “illiquid security” is defined as a security which a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.  Under the Funds’ liquidity risk management program, illiquid securities generally include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities which may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), interest only and principal only mortgage-backed securities issued by private issuers and repurchase agreements with maturities in excess of seven days. Rule 144A securities may be treated as liquid securities if they meet the criteria in the Funds’ liquidity risk management program. The liquidity risk management program administrator will look to such factors as (i) the frequency of trades and quotes for the security, (ii) the existence of an active market for the security, and (iii) average daily trading volume of the security.  The impact the Liquidity Rule will have on the Funds is not yet fully known, but the Liquidity Rule could impact a Fund’s performance and its ability to achieve its investment objective. If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required, to the SEC.

Restricted Securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act.  Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell a security and the time the Fund may be permitted to sell a security under an effective registration statement.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.  Restricted securities will be priced at fair value as determined in good faith in accordance with methodologies approved by the Board.

Cybersecurity Risk

With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a Fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Funds or their shareholders. The Funds and their shareholders could be negatively impacted as a result.

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Recent Market Events

U.S. and international markets have recently experienced significant volatility due, in part, to uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, inflation and wage growth, the effect of U.S. tax reform, trade tensions and tariffs imposed by the U.S. and other countries, other legislative, economic and regulatory changes, and how the financial markets will react to the foregoing and other developments.  These developments could negatively affect the Funds and generate higher interest rates, increased market volatility and reduced value and liquidity of certain securities. As a result, the risk environment remains elevated.

Portfolio Turnover

The Funds have not placed any limit on their portfolio turnover rates, and securities may be sold without regard to the time they have been held when in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rates are calculated by dividing the lesser of each Fund’s annual sales or purchases of portfolio securities (exclusive of securities with maturities of one year or less at a time the Fund acquired them) by the monthly average value of the securities in each Fund’s portfolio during the year.  A higher portfolio turnover rate (100% or more) may indicate higher transaction costs and may result in higher taxes when a Fund’s shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example set forth in each Fund’s prospectus, affect a Fund’s performance.

The Funds had the following turnover rates for the past two fiscal years:

	Fiscal Year ended 12/31/2018	Fiscal Year ended 12/31/2017
Growth Fund	9.25%	8.84%
Balanced Fund	9.01%	13.13%
Small Cap Fund	20.40%	19.27%

Disclosure of Portfolio Holdings

Disclosure of the Funds’ complete holdings is required to be made public quarterly within 60 days of the end of each fiscal quarter either in the Annual and Semi-Annual Reports to shareholders, and filed with the SEC on Form N-CSR and, after March 31, 2019 on Form N-PORT. Form N-CSR is available and the public portion of Form N-PORT will be available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  You may also obtain copies of Fund documents by paying a duplicating fee and sending an electronic request to the following e-mail address: publicinfo@sec.gov.  A complete copy of each Fund’s portfolio holdings will be available on or about 15 days following each quarter-end on the Funds’ website.  This list remains available on the website until it is replaced with the following quarter-end list.  To view the Funds’ portfolio holdings, visit www.mairsandpower.com.  You may also obtain a copy of a Fund’s latest quarterly report without charge by calling Shareholder Services at 800-304-7404.

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It is the policy of the Trust to protect the confidentiality of the Funds’ portfolio holdings and prevent the selective disclosure of non-public information concerning the Funds.  The Board has adopted the Disclosure of Fund Portfolio Holdings Policy (the “Policy”).  Neither the Funds nor the Adviser, nor any agent, or any employee thereof (collectively, a Fund Representative), will disclose a Fund’s portfolio holdings information to any person other than in accordance with this Policy. None of the Funds nor any Fund representative may solicit or accept any compensation or other consideration in connection with the disclosure of portfolio holdings information. A Fund Representative may provide portfolio holdings information to third parties if such information has previously been included in the Funds’ public filings with the SEC or is currently disclosed on the Funds’ publicly accessible website. Disclosure of portfolio holdings information, other than under the circumstances described below, requires the authorization of the Funds’ Chief Compliance Officer (CCO), subject to approval or ratification by the Funds’ Board. Any conflicts of interest between the interests of the Funds’ shareholders, on the one hand, and those of the Adviser, the distributor, or any other affiliated person of the Funds, on the other hand, with respect to the disclosure of the Funds’ portfolio holdings information will be resolved by the CCO, who may consult with the independent Trustees of the Funds and/or legal counsel. Any such conflicts shall be reported to the Board at its next regularly scheduled meeting.

A Fund may release non-public portfolio holdings information on an ongoing basis to the following third parties and other recipients subject to a duty of confidentiality: a.) Trustees of or service providers to the Funds who have a reasonable need of that information to perform their services for the Funds, including, but not limited to, the Adviser; the Funds’ distributor (ALPS Distributors, Inc.); Fund counsel (Godfrey & Kahn S.C.); the Funds’ and Adviser’s independent registered public accounting firm, (Ernst & Young LLP); Funds’ custodian (U.S. Bank, N.A.); the Funds’ administrator, Fund accountant and transfer agent (U.S. Bancorp Fund Services, LLC, dba, U.S. Bank Global Fund Services); securities valuation service providers (Intercontinental Exchange (ICE), Pricing Direct, Inc. (PDI) and Thomson Reuters); the Funds’ printing and filing support service providers (Toppan Merrill Corporation and Broadridge); marketing services providers (Brad Allen, LLC); proxy voting service providers (Broadridge); mutual fund evaluation and portfolio analysis services providers (Morningstar, Inc., Factset Research Systems, Inc., Bloomberg L.P., and BondDesk Group LLC); trade order management software (Advent Software); accounting systems or services (Advent Software, Eagle Investment Systems Corp); compliance management software (BasisCode); and liquidity risk management services (ICE); and b.) broker-dealers or other counterparties, research or data providers or analytical services of holdings or lists of holdings, or lists of securities of interest, in connection with their provision of brokerage, research, analytical or securities lending services.

A Fund may also release portfolio holdings information to shareholders or prospective shareholders, subject to trading and confidentiality restrictions, in connection with redemptions in-kind permitted under the Funds’ policy on redemptions in-kind.

  A Fund may release non-public portfolio holdings information to other selected parties in advance of public release if (i) based on a determination by the Funds’ CCO, such disclosure in the manner and at the time proposed is consistent with a Fund’s legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. The CCO shall inform the Board of Trustees of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regularly scheduled meeting of the Board of Trustees following such approval.

The Adviser provides investment advice to clients other than the Funds that have investment objectives that may be substantially similar or identical to the Funds. These clients may therefore have substantially similar, and in certain cases nearly identical, portfolio holdings to those of certain Funds. These clients generally have access to current portfolio holding information for their accounts, but these clients may be subject to different portfolio holdings disclosure policies and the Board of Trustees of the Funds does not exercise control over such policies. The Adviser has adopted policies and procedures to limit communications with the public about these clients’ portfolio holdings.

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Each Fund will disclose its portfolio holdings in semi-annual and annual shareholder reports and in required SEC filings such as Form N-PORT and Form N-CSR.

Each Fund will post its full schedule of investments following each quarter end on the Funds’ website at www.mairsandpower.com.  Such schedule of investments information will be posted on or about 15 days following each quarter end or such other date as the Funds may determine.   The day after the schedule of investments is publicly available on the website or otherwise publicly available, it may be mailed, e-mailed or otherwise transmitted to any person.  Each Fund’s top 10 holdings as of the calendar quarter end are included in each Fund’s factsheet posted on the Funds’ website following the posting of the full schedule of investments.  In addition, each Fund’s top 10 holdings as of the calendar quarter end are included in marketing materials for use with prospects, consultants and shareholders following the posting of the full schedule of investments on the Funds’ website.

Management of the Funds

The Board supervises the business and management of the Funds.  The Board approves all significant agreements between the Funds and those companies that furnish services to the Funds. Information about the Trustees, including their business addresses, ages, principal occupations during the past five years, and other current directorships of publicly traded companies or funds, are set forth in the table below.

The Board has appointed an Independent Trustee as Chair. The Chair presides at meetings of the Trustees and may call meetings of the Board and any Board committee whenever deemed necessary. The Chair also acts as a liaison with the Funds’ management, officers, attorneys, and other Trustees generally between meetings. The Chair may perform such other functions as may be requested by the Board from time to time. The Board has designated a number of standing committees as further described below, each of which has a Chair. The Board also may designate working groups or ad hoc committees as it deems appropriate.

The Board believes that this leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its control, and it allocates areas of responsibility among committees and the full Board in a manner that enhances effective oversight.  The Board also believes that the number of Independent Trustees is appropriate and in the best interest of the Funds’ shareholders.  In addition, the Board believes that having Trustees affiliated with the Adviser serve on the Board brings corporate and financial viewpoints that are, in the Board’s view, appropriate elements in its decision-making process.  The leadership structure of the Board may be changed at any time and at the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

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Name (Year of birth) and Address[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEES[3]

Jon A. Theobald (1945)	Trustee since December 2012; Secretary from 2003 to May 2017; Chief Compliance Officer from 2004 to 2012	• Chair Emeritus of the Board of the Investment Adviser (January 2018 to present). • Consultant to the Investment Adviser (January 2018 to present). • Chair of the Board of the Investment Adviser (2015 to 2017). • Chief Executive Officer of the Investment Adviser (2012 to 2017). • President of the Investment Adviser (2007 to 2014).	3	None
Mark L. Henneman (1961)	Trustee since January 2018; President since December 31, 2014; Vice President from 2009 to 2014	• Chair of the Board and Chief Executive Officer of the Investment Adviser (January 2018 to present). • President of the Investment Adviser (2015 to 2017). • Chief Investment Officer of the Investment Adviser (2015 to 2017). • Executive Vice President of the Investment Adviser (2012 to 2014).	3	None

INDEPENDENT TRUSTEES

Mary Schmid Daugherty (1958)	Chair of the Board since January 2018; Trustee since December 2010; Audit Committee Chair from December 2012 to December 2017	• Associate Professor, Department of Finance, University of St. Thomas (1987 to present).	3	None

James D. Alt (1951)	Nominating and Governance Committee Chair since January 2017; Trustee since April 2015	• Retired. Adjunct Associate Professor, University of Minnesota Law School (2007 to 2017); Retired Partner, Dorsey & Whitney LLP[4] (1984 to 2012).	3	None

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Name (Year of birth) and Address[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Patrick A. Thiele (1950)	Audit Committee Chair since January 2018; Trustee since April 2015	• Retired. Chief Executive Officer, PartnerRe Ltd. (a reinsurance company) (2000 to 2010).	3	Director, PartnerRE Ltd. (March 2016 to December 2018 ); Director, OneBeacon Insurance Group, Ltd. (2014 to September 2017).
Susan E. Knight (1954)	Trustee since January 2018	• Retired. Senior Vice President and Chief Financial Officer, MTS Systems Corporation (a testing and sensor company) (2001 to 2015).	3	Chair, Surmodics, Inc. (medical device and diagnostics company) (2015 to present); Director, Surmodics, Inc. (2008 to 2015).

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Name (Year of birth) and Address[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
PRINCIPAL OFFICERS

Andrew R. Adams (1972)	Vice President since 2011
• Chief Investment Officer of the Investment Adviser (January 2018 to present).
• Executive Vice President of the Investment Adviser (October 2016 to present).
• Vice President of the Investment Adviser (2006 to October 2016).
			N/A	N/A
Kevin V. Earley (1964)	Vice President since April 2018	• Vice President of the Investment Adviser (2013 to present).	N/A	N/A
Allen D. Steinkopf (1961)	Vice President since April 2019	• Vice President of the Investment Adviser (2013 to present).	N/A	N/A
Andrea C. Stimmel (1967)	Treasurer since 2011; Chief Compliance Officer from 2012 to 2016
• Chief Operating Officer of the Investment Adviser (January 2018 to present).
• Treasurer of the Investment Adviser (2008 to present).
• Director of Operations of the Investment Adviser (2008 to 2017).
• Chief Compliance Officer of the Investment Adviser (2012 to 2016).
			N/A	N/A
Robert W. Mairs (1969)	Secretary since May 2017; Chief Compliance Officer and Anti- Money Laundering Compliance Officer since 2017; Assistant Chief Compliance Officer from September 2016 to December 2016
• President and Secretary of the Investment Adviser (January 2018 to present).
• Chief Compliance Officer of the Investment Adviser (January 2017 to present).
• General Counsel of the Investment Adviser (2015 to present).
• Assistant Chief Compliance Officer of the Investment Adviser (September 2016 to December 2016).
• Shareholder and Attorney, Gray Plant Mooty (1999 to 2015).
			N/A	N/A

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Name (Year of birth) and Address[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Collyn E. Iblings (1978)	Assistant Chief Compliance Officer since May 2017; Assistant Treasurer from September 2016 to May 2017.
• Assistant Chief Compliance Officer of the Investment Adviser (May 2017 to present).
• Assistant Vice President of the Investment Adviser (2014 to present).
• Assistant Treasurer of the Investment Adviser (September 2016 to May 2017).
• Mutual Fund Administration Services Manager (2015 to May 2017).
• Compliance Manager of the Investment Adviser (2014 to May 2017).
• Accounting Manager of the Investment Adviser (2011 to September 2016).
		N/A	N/A

1.	The mailing address of each officer and trustee is: W1520 First National Bank Building, 332 Minnesota Street, Saint Paul, MN 55101-1363.
2.
Dr. Daugherty served as a director of Mairs and Power Growth Fund, Inc. and Mairs and Power Balanced Fund, Inc. (together, the “Predecessor Funds”) prior to the reorganization of the Predecessor Funds into newly formed series of the Trust effective December 31, 2011.  Positions listed in this column for trustees and officers prior to 2012 refer to their positions with the Predecessor Funds.  Each trustee serves until his or her resignation or mandatory retirement age.  Each officer is elected annually and serves until his successor has been duly elected and qualified.

3.	Mr. Theobald and Mr. Henneman are deemed to be “interested persons” of the Trust due to their respective positions with the Adviser.
4.	Dorsey & Whitney LLP previously served as legal counsel to the Trust through December 2012.

The Board has concluded that, based on each Board member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board members, each Board member should serve as a Board member.  Among other attributes common to all Board members are their ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Funds, and to exercise reasonable business judgment in the performance of their duties as Board members.  In addition, the Board has taken into account the actual service and commitment of the Board members during their tenure in concluding that each should continue to serve.  A Board member’s ability to perform his or her duties effectively may have been attained through a Board member’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Funds, including any prior service as Board members of each of the Predecessor Funds (the “Predecessor Boards”), public companies, or non-profit entities or other organizations; or other experiences.  Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board member that led the Board to conclude that he or she should serve as a Board member.

Mary Schmid Daugherty, Ph.D., serves as a Trustee, is Chair of the Board, and serves as a member of the Audit Committee and Nominating and Governance Committee of the Board.  Dr. Daugherty previously served as Chair of the Audit Committee from 2012 to 2017.  Dr. Daugherty has been designated as an “audit committee financial expert.”  Dr. Daugherty joined the Predecessor Boards in December 2010, including service as a member of the Predecessor Boards’ Audit and Nominating Committees. Dr. Daugherty has served as a professor of finance at a private university in St. Paul, Minnesota since 1987 and has served as an investment officer in the financial services industry in St. Paul. Dr. Daugherty is the author of several publications in the financial field.  Dr. Daugherty also holds the Chartered Financial Analyst designation.  Dr. Daugherty brings significant finance, investment and academic experience to the Board.

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James D. Alt serves as a Trustee, is the Chair of the Nominating and Governance Committee and serves as a member of the Audit Committee of the Board. Mr. Alt served as a partner at an international law firm headquartered in Minneapolis for more than 25 years.  Mr. Alt’s practice focused on corporate, securities and investment company law and corporate governance.  Mr. Alt also served as the law firm’s general counsel from 2008-2012.  Mr. Alt also served as an adjunct associate professor at the University of Minnesota Law School from 2007 to 2017.  Mr. Alt brings significant legal, securities and governance experience to the Board.

Patrick A. Thiele serves as a Trustee, is Chair of the Audit Committee and serves as a member of the Nominating and Governance Committee of the Board. Mr. Thiele has been designated as an “audit committee financial expert.” Mr. Thiele served as CEO of an international reinsurer for over ten years.  Prior to that, Mr. Thiele held executive roles with two other international insurance companies.  Additionally, Mr. Thiele has experience working as a securities analyst, portfolio manager, chief investment officer, and chief financial officer of various entities throughout his career.  Mr. Thiele previously served on the boards of other public companies. Mr. Thiele also holds the Chartered Financial Analyst designation.  Mr. Thiele brings significant business, investment and directorship experience to the Board.

Susan E. Knight serves as a Trustee and is a member of the Audit Committee and Nominating and Governance Committee of the Board.  Ms. Knight has been designated as an “audit committee financial expert.” Ms. Knight had a 38 year career in accounting and finance at large and small cap companies, as well as 12 years of public company board experience. From 2001 until 2014, she served in a variety of senior leadership positions at MTS Systems Corporation (“MTS”), a leading global supplier of test systems and industrial position sensors. From 2011 to 2015, she served as Senior Vice President and Chief Financial Officer of MTS. From 2001 to 2011, she served as Vice President and Chief Financial Officer of MTS. Prior to her positions with MTS, from 1977 to 2001, Ms. Knight served in various executive and management positions with Honeywell International, last serving as the Chief Financial Officer of the global Home and Building Controls division.  Ms. Knight currently serves as board chair of a public company.  Ms. Knight brings significant audit, financial reporting, corporate finance and risk management experience to the Board.

Jon A. Theobald serves as a Trustee. Mr. Theobald served as Secretary of the Trust and the Predecessor Funds from 2003 to May 2017 and as Chief Compliance Officer from 2004 to 2012.  Mr. Theobald served as a senior executive officer of the Adviser from 2002 to 2017 and currently serves as Chairman Emeritus.  Prior to joining the Adviser in 2002, Mr. Theobald served as trust officer and senior vice president with various trust companies in St. Paul for over 30 years.  Mr. Theobald holds a law degree from St. Louis University.  Mr. Theobald brings significant investment, business and operational experience to the Board, as well as institutional knowledge about the Adviser and the Funds.

Mark L. Henneman serves as a Trustee and President of the Trust.  Mr. Henneman previously served as Vice President of the Trust from 2009 to 2014.  Mr. Henneman has served as CEO and Chair of the Board of the Adviser since January 2018 and served as President and Chief Investment Officer of the Adviser from 2015 to 2017.  He previously served as Executive Vice President of the Adviser from 2012 to 2014 and Vice President of the Adviser from 2004 to 2012.  Prior to joining Mairs & Power, Inc. in 2004, he worked as a managing director, process leader, analyst, and portfolio manager within the investment industry.  Mr. Henneman is a CFA charterholder as well as a Chartered Investment Counselor.  Mr. Henneman brings significant investment industry, portfolio management and business experience to the Board, as well as perspectives from management of the Adviser.

Trustees, Officers and Portfolio Managers of the Funds are subject to mandatory retirement at the end of the year in which they reach age 75.

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The Board of Trustees has four standing committees listed below:

Standing Committees	Functions	Members	Number of Meetings Held During Last Fiscal Year
Audit Committee	To select the independent registered public accounting firm, and to assist the Board of Trustees in its oversight of the Funds’ financial reporting and auditing process. The Audit Committee meets with the independent registered public accounting firm at least semi-annually to review the results of the examination of the Funds’ financial statements and any other matters relating to the Funds.	Patrick A. Thiele (Chairperson) James D. Alt Mary Schmid Daugherty Susan E. Knight	3
Distribution Committee	To oversee and determine dividend and capital gain distributions for the Funds, including but not limited to calculation and declaration of regular dividend and capital gain distributions and spillover dividends.	Mark L. Henneman (Chairperson) Andrew R. Adams Kevin V. Earley Allen D. Steinkopf Andrea C. Stimmel Elizabeth M. VanHeel(1)	4
Fair Value Committee	To oversee pricing of the Funds and to research and resolve any pricing matters. The Fair Value Committee meets quarterly and on an “as needed” basis.	Mark L. Henneman (Chairperson) Ronald L. Kaliebe Andrea C. Stimmel Kevin V. Earley Robert W. Thompson Elizabeth M. VanHeel Collyn E. Iblings(2) Heidi J. Lynch(2) Robert W. Mairs(2)	4
Nominating and Governance Committee	To nominate individuals qualified to serve as members of the Board and oversee matters of governance of the Funds, including the administration of the Funds’ Governance policy.	James D. Alt (Chairperson) Mary Schmid Daugherty Patrick A. Thiele Susan E. Knight	1
(1)	Ms. VanHeel is a non-voting member of the Distribution Committee.
(2)	Ms. Iblings, Ms. Lynch, and Mr. Mairs are non-voting members of the Fair Value Committee.

Nominations of Trustees who are not “interested persons” of the Trust must be made and approved by the Nominating and Governance Committee. The Nominating and Governance Committee considers whether the individual’s background, skills and experience will complement the background, skills and experience of other Trustees and will contribute to the diversity of the Board. The Nominating and Governance Committee meets annually and on an “as needed” basis. The Nominating and Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations in writing to the Secretary of the Funds. At a minimum, the recommendation should include: a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, the name, age, date of birth, residence address and business address, education, experience and current employment of the person being recommended; a written consent of the candidate to be named in the proxy statement and to serve as a trustee; any other information that would be helpful to the Nominating and Governance Committee in evaluating the candidate; and the name and address of the person submitting the recommendation, together with the number of shares of the Funds held by such person and the period for which the shares were held.  The Funds may request additional information about the candidate as may be required in a proxy statement if the candidate were nominated.

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The following table shows the dollar amount range of each Trustee’s beneficial ownership of the Funds as of December 31, 2018, using the following dollar ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.

Name of Trustee	Growth Fund	Balanced Fund	Small Cap Fund	Aggregate Dollar Range of Equity Securities In All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Mary Schmid Daugherty	over $100,000	over $100,000	over $100,000	over $100,000
Jon A. Theobald	over $100,000	over $100,000	over $100,000	over $100,000
James D. Alt	over $100,000	over $100,000	over $100,000	over $100,000
Patrick A. Thiele	None	over $100,000	over $100,000	over $100,000
Susan E. Knight	$50,001-$100,000	$50,001-$100,000	$50,001-$100,000	over $100,000
Mark L. Henneman	over $100,000	over $100,000	over $100,000	over $100,000

Certain Transactions

As of December 31, 2018, no trustee who is not an interested person of the Funds, or any immediate family member of such a trustee, had any direct or indirect interest in: (i) the Adviser or distributor or (ii) any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Adviser or distributor.

Since January 1, 2017, no trustee who is not an interested person of the Funds, or any immediate family member of such a trustee, has had any material interest or relationship, direct or indirect, in any transaction, or series of similar transactions, in which the amount involved exceeded $120,000 and to which any of the following persons was a party:  (i) the Funds, (ii) an officer of the Funds, (iii) the Adviser, (iv) an officer of the Adviser, (v) a person directly or indirectly controlling, controlled by, or under common control with the Adviser, or (vi) an officer of a person directly or indirectly controlling, controlled by, or under common control with the Adviser.

Since January 1, 2017, no officer of the Adviser or any officer of any person directly or indirectly controlling, controlled by, or under common control with the Adviser, served on the board of directors of any company where a trustee of the Funds who is not an interested person of the Funds, or immediate family member of the trustee, was an officer.

Compensation

The following table provides information about compensation paid to the Funds’ trustees for the fiscal year ended December 31, 2018. Neither the Trust nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Trust or Fund expenses. The Trust does not pay remuneration to its officers or to trustees who are officers, directors or employees of the Adviser or trustees who are otherwise “interested persons” of the Trust.

Name of Person, Position	Aggregate Compensation from Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees

James D. Alt Disinterested Trustee	$80,000	$0	$0	$80,000

Mary Schmid Daugherty (Chair of the Board) Disinterested Trustee	$90,000	$0	$0	$90,000

Mark L. Henneman Interested Trustee	$0	$0	$0	$0

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Susan E. Knight Disinterested Trustee	$75,000	$0	$0	$75,000

Jon A. Theobald Interested Trustee	$0	$0	$0	$0

Patrick A. Thiele Disinterested Trustee	$85,000	$0	$0	$85,000

During the fiscal year ended December 31, 2018, the Independent Trustees received compensation of $75,000 per year for their service as trustees, the Board’s Chairperson receives an additional $15,000 per year in compensation, the Audit Committee Chairperson received an additional $10,000 per year in compensation, and the Nominating and Governance Committee Chairperson receives an additional $5,000 per year in compensation.  Effective as of January 1, 2019, the Independent Trustees receive compensation of $85,000 per year for their service as trustees, the Board’s Chairperson receives an additional $15,000 per year in compensation, the Audit Committee Chairperson receives an additional $10,000 per year in compensation, and the Nominating and Governance Committee Chairperson receives an additional $5,000 per year in compensation.

Risk Management

The Board oversees the risk management activities of the Funds, the Adviser and the Funds’ other service providers through various governance practices, including periodic presentations by Fund management, the Adviser and service providers; reporting to the Board on investment, compliance and operational risks; Audit Committee review of financial reports and internal controls; reports by other committees, including the Disclosure and Fair Value Committees; the advisory contract renewal process; meetings with the Trust’s CCO; and the Board’s review of the Funds’, Adviser’s and other service providers’ compliance programs.  Shareholders should recognize that it may not be possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board discharges risk oversight as part of its overall activities, with the assistance of the Audit Committee, the Disclosure Committee, the Fair Value Committee, representatives of the Adviser and the Trust’s CCO.  In addressing issues regarding the Funds’ risk management between meetings, appropriate representatives of the Adviser communicate with the Chair of the Board or the Trust’s CCO, who is directly accountable to the Board. As appropriate, the Trustees confer among themselves, with the Trust’s CCO, the Adviser, other service providers, and counsel to the Funds, to identify and review risk management issues that may be placed on the Audit Committee’s or the full Board’s agenda.

Code of Ethics

The Funds, the Adviser and the Funds’ distributor have each adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel (access persons) subject to the codes to invest in securities, including securities that may be purchased or held by the Funds, subject to certain restrictions. The codes generally require that access persons must obtain approval before executing personal trades. The codes are designed to ensure that the interests of the Funds’ shareholders come before the interests of the Funds’ management and distributor.  The codes are on file with the SEC.

Proxy Voting Policies and Procedures

The Funds have delegated the authority to vote shares held in the investment portfolios to the Adviser.  Accordingly, the Adviser is responsible for voting proxies for all voting securities held by the Funds.  The Funds’ policy is to vote in accordance with guidelines established by the Adviser’s Investment Committee, which are subject to change.  The Investment Committee, comprised of the Adviser’s investment managers, is responsible for resolving voting decisions that cannot be readily determined by reference to the proxy voting guidelines.  A copy of the Funds’ Proxy Voting Policies & Procedures is attached as Appendix A.

Actual proxy voting records of the Funds are filed with the SEC no later than August 31 of each year, covering the Funds’ proxy voting record for the most recent twelve-month period ended June 30.  Proxy voting records are available as soon as reasonably practicable after filing the report with the Commission, without charge, by visiting the Funds’ website at www.mairsandpower.com and on the SEC’s website at www.sec.gov.

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Control Persons and Principal Holders of Securities

 A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of March 31, 2019, the following shareholders were considered to be either a control person or principal shareholder of a Fund:

Growth Fund

Name and Address	% Ownership	Nature of Ownership
National Financial Services LLC For The Exclusive Benefit Of Its Customers Attn Mutual Funds Dept., 4th FL 499 Washington Blvd. Jersey City, NJ 07310-1995	12.17%	Record
Charles Schwab & Co. Inc. Attn Mutual Funds 211 Main St. San Francisco, CA 94105-1905	7.65%	Record
TD Ameritrade Inc. For the Exclusive Benefit Of Its Clients P.O. Box 2226 Omaha, NE 68103-2226	6.11%	Record

Balanced Fund

Name and Address	% Ownership	Nature of Ownership
Charles Schwab & Co. Inc. Attn Mutual Funds 211 Main St. San Francisco, CA 94105-1905	19.29%	Record
National Financial Services LLC For The Exclusive Benefit Of Its Customers Attn Mutual Funds Dept., 4th FL 499 Washington Blvd. Jersey City, NJ 07310-1995	17.21%	Record
TD Ameritrade Inc. For the Exclusive Benefit Of Its Clients P.O. Box 2226 Omaha, NE 68103-2226	11.72%	Record

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Name and Address	% Ownership	Nature of Ownership
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	8.94%	Record

Small Cap Fund

Name and Address	% Ownership	Nature of Ownership
Charles Schwab & Co. Inc. Attn Mutual Funds 211 Main St. San Francisco, CA 94105-1905	22.37%	Record
National Financial Services LLC For The Exclusive Benefit Of Its Customers Attn Mutual Funds Dept., 4th FL 499 Washington Blvd. Jersey City, NJ 07310-1995	17.30%	Record
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	14.05%	Record
TD Ameritrade Inc. For the Exclusive Benefit Of Its Clients P.O. Box 2226 Omaha, NE 68103-2226	8.38%	Record
UBS WM USA Spec CDY A/C EBOC UBSFSI 1000 Harbor Blvd Weehawken, NJ 07086-6761	5.09%	Record

As of March 31, 2019, the Funds’ officers and trustees as a group owned less than 1% of the outstanding shares of the Growth Fund and Balanced Fund, and approximately 1.05% of the Small Cap Fund’s outstanding shares.

Investment Adviser

The investment adviser to each Fund is Mairs & Power, Inc., W1520 First National Bank Building, 332 Minnesota Street, St. Paul, Minnesota 55101-1363.  Mairs & Power, Inc. has served as an investment advisory firm since 1931. In addition to the Funds, the Adviser conducts investment research and supervises investment accounts for individuals, trusts, pension and profit sharing funds, and charitable and educational institutions. Peter G. Robb, Ronald L. Kaliebe, Glenn E. Johnson, Mark L. Henneman, Andrew R. Adams, Andrea C. Stimmel and Robert W. Mairs are directors of the Adviser.  Peter J. Johnson, Kevin V. Earley, Allen D. Steinkopf, Justin M. Miller, Collyn E. Iblings, Melissa M. Gilbertson, Scott D. Howard, Robert W. Thompson, Christopher D. Strom, Michelle Warren and Patrick J. Farley are officers of the Adviser. With the exclusion of Mr. Miller, Ms. Gilbertson, Mr. Howard, Mr. Thompson, Mr. Strom, Ms. Warren and Mr. Farley, all other officers and directors are affiliated persons and are presumed to be control persons of the Adviser by virtue of their positions with and stock ownership of the Adviser.  Mr. Henneman serves as an officer and a trustee of the Trust; Mr. Earley, Mr. Adams, Ms. Stimmel, Mr. Mairs and Ms. Iblings each serve as an officer of the Trust.

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The Adviser serves as investment adviser to the Funds under the terms of an Investment Advisory Agreement for Investment Counsel Service effective May 17, 2011 (the Investment Advisory Agreement), as amended effective June 1, 2017.  As part of this agreement, the Adviser also provides various administrative services to the Funds.  The Investment Advisory Agreement must be approved annually by the Board, including a majority of those Trustees who are not parties to such contract or “interested persons” of any such party as defined in the 1940 Act.  The independent trustees of the Funds review the level of fees charged by the Adviser, the level and quality of service provided by the Adviser, and the expenses incurred by the Funds. The Investment Advisory Agreement may be terminated at any time, without penalty, on 60 days’ written notice by the Funds’ Board of Trustees, by the holders of a majority of a Fund’s outstanding voting shares or by the Adviser.  The Investment Advisory Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

As compensation for its services to the Funds, the Adviser receives monthly compensation from the Funds.  The investment management fees paid to the Adviser by the Growth Fund is computed at an annual rate of 0.60% of the Growth Fund’s average daily net assets up to $2.5 billion, and 0.50% of average daily net assets on the balance.  The investment management fees paid to the Adviser by the Balanced Fund is computed at an annual rate of 0.60% of the Balanced Fund’s average daily net assets.  The investment management fees paid to the Adviser by the Small Cap Fund is computed at an annual rate of 0.90% of the Small Cap Fund’s average daily net assets.

The following table shows the amount of advisory fees paid by each of the Funds for the fiscal periods shown.

	Advisory Fees Accrued	Net Fees Paid to the Adviser
Growth Fund
Year Ended December 31, 2018	$24,897,758	$24,897,758
Year Ended December 31, 2017	$25,429,056	$25,429,056
Year Ended December 31, 2016	$23,215,437	$23,215,437

Balanced Fund
Year Ended December 31, 2018	$5,398,007	$5,398,007
Year Ended December 31, 2017	$5,683,067	$5,683,067
Year Ended December 31, 2016	$4,508,143	$4,508,143

Small Cap Fund
Year Ended December 31, 2018	$3,806,442	$3,806,442
Year Ended December 31, 2017	$3,866,321	$3,866,321
Year Ended December 31, 2016	$2,339,137	$2,339,137

Under the terms of the Investment Advisory Agreement, the Adviser agrees to render research, statistical and advisory services to the Funds, pay for office rental, executive salaries and executive expenses and pay all expenses related to the distribution and sale of Fund shares.  All other expenses, such as brokerage commissions, fees charged by the SEC, custodian and transfer agent fees, legal and auditing fees, trustee fees, premiums on fidelity bonds, supplies and all other miscellaneous expenses are borne by the Funds.

The Adviser, at its own expense and at its own discretion, currently pays for services provided to Fund shareholders who hold their shares through accounts at financial intermediaries.  These services may include record-keeping, transaction processing for shareholders’ accounts, sub-accounting and other administrative services to banks, broker-dealers, financial advisers or record-keepers (Financial Intermediaries).  In addition, the Board has authorized the Funds to pay a fee to Financial Intermediaries for the provision of sub-transfer agent and other services of the type that are provided by the Funds’ transfer agent. Such fees paid by the Funds are included in the total amount of “Other Expenses” listed in each Fund’s Fees and Expenses of the Fund table in the Prospectus.

Fund Administration Servicing Agreement

Prior to June 1, 2017, Mairs & Power, Inc. served as the administrator pursuant to a Fund Administration Servicing Agreement between Mairs & Power, Inc. and the Trust. As administrator, Mairs & Power, Inc. provided general fund management, compliance, reporting and other administrative services to the Funds. For the fiscal year ended December 31, 2017, the fund administration fee was computed at an annual rate of 0.00281% based upon each Fund’s average daily net assets.

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For these services, the Funds paid the following fees to Mairs & Power, Inc. as administrator:

Fund	Fees paid for fiscal year ended December 31, 2018	Fees paid for fiscal year ended December 31, 2017	Fees paid for fiscal year ended December 31, 2016
Growth Fund	—	$52,687	$116,421
Balanced Fund	—	$10,747	$21,113
Small Cap Fund	—	$4,856	$7,303

As of June 1, 2017, U.S. Bancorp Fund Services, LLC (Fund Services), 615 East Michigan Street, Milwaukee, WI 53202, serves as administrator pursuant to a Fund Administration Servicing Agreement between the Trust and Fund Services.  Prior to June 1, 2017, Fund Services served as sub-administrator to the Funds. Fund Services is a subsidiary of U.S. Bancorp, and an affiliate of U.S. Bank, N.A.  The services provided under the Fund Administration Servicing Agreement include various compliance, oversight, administrative and accounting services.

For these services, the Funds paid the following fees to Fund Services, which are based on a percentage of the Funds’ average daily net assets:

Fund	Fees paid for fiscal year ended December 31, 2018	Fees paid for fiscal year ended December 31, 2017	Fees paid for fiscal year ended December 31, 2016
Growth Fund	$817,030	$785,671	$767,608
Balanced Fund	$171,241	$169,580	$133,079
Small Cap Fund	$83,106	$80,782	$28,327

Transfer Agent, Custodian and Fund Accountant

Fund Services acts as the Funds’ transfer agent and dividend disbursing agent.  Fund Services also serves as fund accountant for the Funds.

Custody services for the Funds are provided by U.S. Bank, N.A., Custody Operations, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  As custodian, U.S. Bank, N.A.  controls all securities and cash for the Funds, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments, makes all payments for Fund expenses and performs other administrative services, as directed in writing by authorized officers of the Funds.  Fund Services and U.S. Bank, N.A. are affiliates.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402 is the independent registered public accounting firm to the Funds, and is subject to annual appointment by the Audit Committee.

Legal Counsel to the Funds

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as legal counsel to the Funds.

Portfolio Managers

Other Accounts Managed

The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds.  Information regarding these other accounts is set forth in the following table.  The number of accounts and assets is shown as of December 31, 2018.

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	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Andrew R. Adams	0	0	65	0	0	0
	$0	$0	$153 million	$0	$0	$0

Kevin V. Earley	0	0	186	0	0	0
	$0	$0	$304 million	$0	$0	$0

Mark L. Henneman	0	0	252	0	0	0
	$0	$0	$742 million	$0	$0	$0

Peter J. Johnson	0	0	69	0	0	0
	$0	$0	$137 million	$0	$0	$0

Ronald L. Kaliebe*	0	0	217	0	0	1
	$0	$0	$973 million	$0	$0	$116 million

Allen D. Steinkopf	0	0	176	0	0	0
	$0	$0	$360 million	$0	$0	$0

Robert W. Thompson	0	0	1	0	0	0
	$0	$0	$16 million	$0	$0	$0

*  Mr. Kaliebe will be retiring as Co-Manager of the Balanced Fund effective June 30, 2019.

Compensation

The Funds do not pay any salary, bonus, deferred compensation, pension or retirement plan contributions on behalf of the portfolio manager or any other employee of Mairs & Power, Inc.  The portfolio managers of the Funds receive compensation from the Adviser.   Compensation consists of a fixed salary and bonuses based on the profitability of the Adviser.  The portfolio managers also participate in the profit sharing plan of the Adviser.   Contributions are made annually and are within the limitations of the Internal Revenue Service (IRS) rules and regulations.

Potential Conflicts of Interest

The Adviser has adopted policies and procedures that address conflicts of interest that may arise between a portfolio manager’s management of a Fund and their management of other Funds and accounts.  Potential areas of conflict could involve allocation of investment opportunities and trades among Funds and accounts, use of information regarding the timing of a Fund’s trades, personal investing activities, and a portfolio manager’s compensation structure.  The Adviser has adopted policies and procedures that it believes are reasonably designed to address these conflicts.  However, there is no guarantee that such policies and procedures will be effective or that the Adviser will anticipate all potential conflicts of interest.

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Ownership of Securities

The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of December 31, 2018, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund / Portfolio Manager	Dollar Range of Shares Owned in Fund
Growth Fund
Andrew R. Adams	over $1,000,000
Mark L. Henneman	over $1,000,000
Peter J. Johnson	$100,001-$500,000

Balanced Fund
Kevin V. Earley	$100,001-$500,000
Ronald L. Kaliebe	over $1,000,000
Robert W. Thompson	$100,001-$500,000

Small Cap Fund
Allen D. Steinkopf	$100,001-$500,000
Andrew R. Adams	$500,001-$1,000,000

Mairs & Power’s profit sharing plan is entirely invested in shares of the Funds.  As of December 31, 2018, the profit sharing plan held $10,433,858 in the Growth Fund, $6,810,862 in the Balanced Fund, and $3,204,095 in the Small Cap Fund.

Brokerage Allocation and Other Practices

Subject to policies established by the Funds’ Board, the Adviser is responsible for each Fund’s portfolio decisions and the placing of orders to effect a Fund’s portfolio transactions. Equity securities are generally bought and sold in brokerage transactions placed on U.S. stock exchanges, in over-the-counter markets or on electronic trading platforms, in exchange for negotiated brokerage commissions. Accordingly, the cost of transactions may vary among different brokers. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

Fixed income securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e. without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down.

With respect to portfolio transactions, the Adviser seeks to obtain the best net results for the Funds taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved.  While the Adviser generally seeks reasonably competitive commission rates, the Funds will not necessarily be paying the lowest commission or spread available.  The Funds have no obligation to deal with any broker or dealer in the execution of portfolio transactions.  Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of each Fund, rather than by any formula. The broker-dealers used by the Funds have no affiliation with the Funds, the Adviser, or any of their officers or trustees.

Investment decisions for a Fund are made independently from those for the other Funds also managed by the Adviser.  When the Funds are engaged in the purchase or sale of the same securities, the transactions may be averaged as to price and allocated as to amount in accordance with a formula deemed equitable to each Fund.  The decision to aggregate is only made after the Adviser determines that it does not intentionally favor any Fund or account over another. Such aggregation may reduce commission or transaction costs since larger orders tend to have lower costs.  In other cases, aggregation may adversely affect the price paid or received by a Fund, or the size of the position obtainable for the Fund.

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Decisions with respect to allocations of portfolio brokerage will be made by the Adviser.  Portfolio transactions may be placed with broker-dealers which provide the Funds’ Adviser with research and statistical assistance. The soft dollar benefits the Adviser received in fiscal year 2018 were all research related and are designed to augment the Adviser’s own internal research and investment strategy capabilities. All such research was prepared by the broker-dealers that provided the research. The Adviser received written fundamental research on individual companies, written research focused on investment strategy or economics, access to analysts who write fundamental research, access to broker-dealer sponsored investor events and access to company management roadshows. Recognizing the value of these factors, the Funds may pay brokerage commissions in excess of those which another broker might charge for effecting the same transaction. The research services furnished by brokers through whom the Funds effect securities transactions may benefit other clients of the Adviser; not all such research services may be used by the Adviser in connection with the Funds. The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

The Adviser has entered into commission sharing arrangements with several counterparties pursuant to which the Funds may execute transactions through a broker and request that the broker allocate a portion of the commission or commission credits to another firm that provides research and other products to the Adviser. These arrangements allow the execution decision to be independent of the research decision.

Brokerage commission paid by the Funds for the following fiscal periods is shown in the following table.

	Brokerage Fees Paid
Fund	Fiscal Year Ended December 31, 2018	Fiscal Year Ended December 31, 2017	Fiscal Year Ended December 31, 2016
Growth Fund*	$527,693	$419,105	$506,644
Balanced Fund*	$102,538	$69,805	$80,510
Small Cap Fund	$120,419	$126,048	$104,316

* The Growth Fund and Balanced Fund experienced higher brokerage commissions for the past fiscal year, compared to the prior fiscal year, due to an increase in redemptions during 2018.

Aggregate brokerage commissions paid by the Funds to brokers who provided brokerage and research services for the fiscal year ended December 31, 2018 are shown in the following table.

	Growth Fund	Balanced Fund	Small Cap Fund

Commissions Paid to Brokers Who Supplied Research Services	$330,433	$101,370	$83,180

Total Dollar Amount Involved in Such Transactions	$558,108,140	$159,410,927	$80,809,219

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As of December 31, 2018, each of the Funds owned the following securities of its “regular brokers or dealers” or their parents, as defined in the 1940 Act:
Growth Fund
Security of “Regular Broker/Dealer” of the Fund	Value of Fund’s Aggregate Holding of Securities as of December 31, 2018
Wells Fargo & Co.	$46,540,800

Balanced Fund
Security of “Regular Broker/Dealer” of the Fund	Value of Fund’s Aggregate Holding of Securities as of December 31, 2018
Morgan Stanley	$2,497,493
Capital Stock

Each Fund offers for sale shares of beneficial interest of a single class.  Each share is equal in all respects and confers equal rights upon the shareholders as to redemption, distribution and liquidation.  When you invest in a Fund, you acquire shares that entitle you to receive distributions as determined by the Board of Trustees and to cast a vote for each share and fraction thereof at shareholder meetings.  The shares of a Fund do not have any preemptive rights.  All shares issued are fully paid and non-assessable, are transferable, and are redeemable at net asset value upon demand of the shareholder.

Purchasing, Redeeming and Pricing Fund Shares

The purchase, redemption and pricing of each Fund’s shares are subject to the procedures described in “Shareholder Information – Pricing of Fund Shares,” “Shareholder Information – How to Purchase Fund Shares,” “Shareholder Information – How to Redeem or Exchange Fund Shares,” “Shareholder Information – Redemption Fee (Small Cap Fund),” “Shareholder Information – How to Transfer Registration,” “Shareholder Information – Frequent Purchases and Redemptions of Fund Shares,” and “Shareholder Information – Limited Availability (Small Cap Fund)” in the Funds’ Prospectus.

In addition, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s designee receives the order.

Redemptions in-Kind

             The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (up to the lesser of (i) $250,000 or (ii) 1% of the Fund’s assets in any 90-day period).  Each Fund has reserved the right to pay the redemption price of its shares in excess of these amounts, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur subsequent brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

             The method to select the portfolio securities to be redeemed shall be as follows, unless otherwise authorized by the Board: (i) the portfolio securities distributed pursuant to a redemption in-kind (the “In-Kind Securities”) will be limited to securities that are traded on a public securities market or are otherwise considered “highly liquid” pursuant to the Fund’s liquidity policies and procedures (the “Available Securities”); and (ii) except as may be otherwise approved by the Board, the In-Kind Securities will be comprised of a pro-rata portion of the Available Securities after excluding: 1) unregistered securities, if distributed, would be required to be registered; 2) securities issued by entities in countries which restrict or prohibit the holdings of securities by non-nationals other than through qualified investment vehicles, such as a Fund, or permit transfers of ownership of securities to be effected only by transaction conducted on a local stock exchange; and 3) cash will be paid for that portion of a Fund’s assets represented by cash equivalents (such as certificates of deposit, commercial paper and repurchase agreements) and other assets that are not readily distributable.  In addition, a Fund will distribute cash in lieu of securities held in the Fund to prevent distributing fractional shares.

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Fund Taxation

The following discussion of current federal income taxation is not intended to be a full discussion of income tax laws and their effect. Changes in income tax laws potentially with retroactive effect could impact a Fund’s investments or the tax consequence to you investing in a Fund.  You should consult with your own tax advisor regarding federal, state, local and foreign tax consequences of an investment in the Funds.

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is generally not subject to U.S. federal income tax on the investment company taxable income and net capital gain that it distributes to shareholders, if at least 90% of that Fund’s investment company taxable income (which includes but is not limited to dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. To avoid a 4% federal excise tax, each Fund must distribute each calendar year an amount equal to the sum of:

(a)	at least 98% of its ordinary income for the calendar year, not taking into account any capital gains or losses,
(b)	at least 98.2% of its capital gain net income for the one-year period generally ending on October 31 of such calendar year, and
(c)	all ordinary income and capital gain net income for previous years that were not distributed by the Fund during such years.

Each Fund intends to distribute substantially all of its income each year.

To qualify as a regulated investment company, each Fund must also fulfill the source of income and asset diversification requirements as follows:

(a)	derive at least 90% of its gross income from dividends, interest, gains from the sale or disposition of stock or from other qualified sources; and
(b)	diversify its holdings so that at the end of each fiscal quarter,
i.
at least 50% of the value of a Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and

ii.
 not more than 25% of the value of its assets is invested in the securities of any one issuer or in two or more controlled issuers engaged in similar or related trades or businesses, or in certain publicly traded partnerships.

If a Fund does not qualify as a regulated investment company in any taxable year, it would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions made to shareholders. In addition, a Fund’s distributions, to the extent made out of its current or accumulated earnings and profits, would be taxable to shareholders as dividends regardless of whether they would otherwise have been considered net capital gain distributions.

Each Fund may carry forward capital losses incurred, and capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of December 31, 2018, the Growth Fund, Balanced Fund and Small Cap Fund did not have any capital loss carryforwards.

Taxes on Fund Redemptions, Sales and Exchanges

Upon a redemption, sale or exchange of shares of a Fund, shareholders will realize a taxable gain or loss depending upon their share basis. A gain or loss will generally be treated as capital gain or loss and the tax treatment will depend on the shareholder’s holding period. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced with shares of the same Fund (including through reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after, the shares are disposed of. The basis of the acquired shares will be adjusted to reflect the disallowed loss. These rules are commonly referred to as “wash sales.”

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In January or February, shareholders will be sent a Form 1099 indicating the amount of distributions made to shareholders during the prior year and reporting the proceeds of any Fund shares that were sold by shareholders. In addition, Federal law requires that mutual fund companies report certain shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are generally any Fund shares acquired by certain shareholders on or after January 1, 2012.

Taxes on Fund Distributions

The following summary does not apply to certain retirement accounts, such as IRAs, which are tax-deferred until shareholders withdraw money from them.

Distributions of investment company taxable income are generally taxable to shareholders as ordinary income, whether paid in cash or reinvested in a Fund’s shares. Distributions of net capital gain, which is the excess of net realized long-term capital gains over net short-term capital losses, whether paid in cash or reinvested in a Fund’s shares, will generally be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held Fund shares. Short-term capital gains from assets held by the Fund for one year or less will be included in such Fund’s distributions of investment company taxable income and taxed as ordinary income.

For federal income tax purposes, a Fund’s distributions of investment company taxable income are generally taxed as ordinary income and net capital gain distributions are taxed as long-term capital gains. Non-corporate shareholders may benefit from favorable tax treatment related to “qualified dividend income.” If certain holding period requirements are satisfied, “qualified dividend income” is taxed at long-term capital gain rates.  Subject to certain limitations, corporate shareholders may be eligible for the corporate dividends-received deduction with respect to the portion, if any, of a Fund’s distributions of investment company taxable income attributable to dividends received by the Fund directly or indirectly from U.S. corporations, if such Fund reports the amount distributed as eligible for deduction, and the corporate shareholder meets certain holding period requirements.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Medicare tax of 3.8%.  The Medicare tax is imposed on the lesser of (i) the taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals, and $125,000 for married individuals filing separately). The Funds’ distributions are includable in a shareholder’s investment income for purposes of this Medicare tax.  In addition, any capital gain realized on the sale, exchange or redemption of Fund shares is includable in a shareholder’s investment income for purposes of this Medicare tax.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid after December 31, 2018 to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement with the United States), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items.  In December 2018, the IRS and Treasury Department released proposed Treasury Regulations that would eliminate FATCA withholding on Fund distributions of net capital gain and the gross proceeds from a sale or redemption of Fund shares.  Although taxpayers are entitled to rely on these proposed Treasury Regulations until final Treasury Regulations are issued, these proposed Treasury Regulations have not been finalized, may not be finalized in their proposed form, and are potentially subject to change.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

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Unless more than 50% of the value of a Fund’s assets at the end of its taxable year consists of foreign stock or securities, the Fund will not be able to make an election to give shareholders the benefit of a foreign tax credit or deduction with respect to foreign taxes paid by the Fund.  If a Fund is unable to make this election, shareholders will lose the benefit of claiming as a credit or deduction their shares of any foreign taxes paid by a Fund.

Principal Underwriter

The Trust has entered into a Distribution Agreement, on behalf of each Fund, with ALPS Distributors, Inc. (the Distributor) pursuant to which the Distributor acts as distributor for each Fund and acts as agent for each Fund in selling its shares to the public. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor offers shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds. The Distributor also reviews advertisements and acts as liaison for broker-dealer and other intermediary relationships. Investors purchasing or redeeming shares of a Fund through another financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

The Distribution Agreement continues in effect for successive one-year periods provided such continuance is specifically approved at least annually by (i) the Board or (ii) the vote of a majority of outstanding shares of the Fund, and provided that in either event the continuance is also approved by a majority of the Trust’s Board who are not “interested persons” (as defined in the 1940 Act) of any party to the Distribution Agreement.

The Adviser has agreed to pay all fees and expenses which are payable to the Distributor under the Distribution Agreement.  The Funds do not pay any such fees and expenses.

Calculation of Performance Data

Each Fund may publish its total return information from time to time.  Quotations of a Fund’s average annual total rate of return, the Fund’s average annual total return (after taxes on distributions) and the Fund’s average annual total return (after taxes on distributions and redemptions), will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five and ten years.  The after-tax performance is calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.  The calculation applies the ordinary income tax rate for net investment income distributions, the short-term capital gain rate for short-term capital gain distributions and the long-term capital gain rate for long-term capital gain distributions.  Performance data will reflect the deduction of a proportional share of Fund expenses (on an annual basis) and will assume that all net investment income and net capital gain distributions are reinvested when paid.

Performance information reflects only the performance of a hypothetical investment in a Fund during the particular time periods on which the calculations are based.  Such information should not be considered as representative of the performance of the Fund in the future.  Performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in its expenses and amount of assets.

Financial Statements

Each Fund’s financial statements, including a listing of portfolio securities as of December 31, 2018, are included in the Annual Report to Shareholders for the year ended December 31, 2018 and are incorporated herein by reference.  The financial statements have been audited by Ernst & Young LLP, as set forth in its report appearing in the Annual Report and incorporated herein by reference.  Additional copies of the Annual Report may be obtained, without charge, by writing or calling the Funds at 800-304-7404 or by visiting the Funds’ website at www.mairsandpower.com.

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Appendix A

MAIRS & POWER MUTUAL FUNDS

Appendix A - Proxy Voting Policies and Procedures

Overview
The Board of Trustees (the Board) has delegated responsibility for decisions regarding proxy voting for securities held by the Mairs & Power Mutual Funds (Funds) to Mairs & Power, Inc. (Adviser). The Adviser will vote such proxies in accordance with its Proxy Voting Policies and Procedures, a summary of which may be found below.

Oversight
Oversight of the Adviser’s proxy voting practices is performed by the Adviser’s Investment Committee, which is comprised of the Adviser’s investment managers and equity analysts.  The Adviser’s Chief Compliance Officer is a non-voting member of the Committee.

Summary of Proxy Policies
As a general rule, it is the policy of the Adviser to vote in favor of management on all proxy statement proposals considered to be non-controversial and routine in nature.  In this regard, the following types of proposals are generally considered to be in this category:

1.	Election of directors and related compensation issues.
2.	Appointment of independent auditors.
3.	New employee incentive plans or amendments to existing incentive plans involving the issuance of new common shares representing less than 10% of the then number of common shares outstanding.
4.	Stock splits and/or dividends and requests to increase the number of authorized but unissued common shares outstanding.
5.	A variety of proposals involving such issues as charitable contributions, cumulative voting, employment, political activities, etc. all of which are deemed to be a prerogative of management.

Proposals considered controversial and/or non-routine in nature will require special case-by-case consideration by the Mairs & Power Investment Committee in order to determine the voting decision which will be in the best interest of the Fund and its Shareholders.  Examples of such proposals would include the following:

1.	Certain amendments to the articles of incorporation and corporate by-laws.
2.	Acquisition or merger related proposals.
3.	Any significant proposal related to a change in control be it friendly or unfriendly or any proposal designed to prevent or discourage unfriendly takeovers (i.e. poison pill proposals).
4.	New incentive plans or amendments to existing incentive plans that would have the potential to increase the number of the then outstanding common shares by 10% or more.
5.	All other controversial or non-routine proposals not specifically mentioned above.

The Adviser will vote against any proposal to declassify the board structure of a publicly-held company.

Conflicts of Interest
The Investment Committee identifies and determines the materiality of any potential conflicts between the interests of the Adviser and the Funds.  Due to the size and nature of Adviser’s business, it is anticipated that material conflicts of interest will rarely occur.  Whenever a material conflict of interest does exist, it will be addressed in one of the following ways:

1.
The proxy will be voted according to the predetermined voting policy set forth hereinabove, provided that the proposal at issue is not one which the policy requires to be considered on a case-by-case basis, and provided further that exercising the predetermined policy may not result in a vote in favor of management of a company where the conflict involved is the fact that the Adviser does business with the company.

2.
In conflict situations which cannot be addressed using the predetermined voting policy, guidance will be sought from the Funds’ Board of Trustees.  The proxy will be voted as directed by the Board following full disclosure of the conflict and a determination as to what vote will be in the best interest of the Fund and its Shareholders.

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Appendix A

Proxy Voting Disclosure
The Funds are required to report proxy voting records with the SEC via Form N-PX. The Adviser will make its proxy voting record for the Funds available to Fund shareholders on its website for each twelve-month period ending June 30.  The proxy voting information will be made available on the Mairs & Power website as soon as is reasonably practicable after filing Form N-PX with the SEC.

Record Retention Requirements
The Adviser will maintain a record of documents in connection with this policy as required in its Record Retention, Retrieval and Destruction Policy.

Revised:  September 15, 2014, May 17, 2016, February 27, 2018

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Appendix B

Appendix B – Description of Securities Ratings

S & P Global Ratings Issue Credit Rating Definitions

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

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SPUR (S&P Underlying Rating)
A SPUR is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer or obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P Global Ratings maintains surveillance of an issue with a published SPUR.

Dual Ratings
Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

The analyses, including ratings, of S&P Global Ratings and its affiliates (together, S&P Global Ratings) are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or make any investment decisions. S&P Global Ratings assumes no obligation to update any information following publication. Users of ratings or other analyses should not rely on them in making any investment decision. S&P Global Ratings’ opinions and analyses do not address the suitability of any security. S&P Global Ratings does not act as a fiduciary or an investment advisor except where registered as such. While S&P Global Ratings has obtained information from sources it believes to be reliable, it does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and other opinions may be changed, suspended, or withdrawn at any time.

Active Qualifiers

S&P Global Ratings uses the following qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addresses the principal portion of the obligation only. A qualifier appears as a suffix and is part of the rating.

1.  Federal deposit insurance limit: ‘L’ qualifier
Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

2.  Principal: ‘p’ qualifier
This suffix is used for issues in which the credit factors, the terms, or both that determine the likelihood of receipt of payment of principal are different from the credit factors, terms, or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

3.  Preliminary ratings: ‘prelim’ qualifier
Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P Global Ratings of appropriate documentation. S&P Global Ratings reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.
•
Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation, and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•
Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P Global Ratings’ opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•
Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing, or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P Global Ratings would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

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4.  Termination structures: ‘t’ qualifier
This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

5.  Counterparty instrument rating: ‘cir’ qualifier
This symbol indicates a counterparty instrument rating (CIR), which is a forward-looking opinion about the creditworthiness of an issuer in a securitization structure with respect to a specific financial obligation to a counterparty (including interest rate swaps, currency swaps, and liquidity facilities). The CIR is determined on an ultimate payment basis; these opinions do not take into account timeliness of payment.

Inactive Qualifiers

Inactive qualifiers are no longer applied or outstanding.

1.  Contingent upon final documentation: ‘*’ inactive qualifier
This symbol indicated that the rating was contingent upon S&P Global Ratings’ receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

2.  Termination of obligation to tender: ‘c’ inactive qualifier
This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

3.  U.S. direct government securities: ‘G’ inactive qualifier
The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

4.  Public information ratings: ‘pi’ qualifier
This qualifier was used to indicate ratings that were based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. Such ratings did not, however, reflect in-depth meetings with an issuer’s management and therefore could have been based on less comprehensive information than ratings without a ‘pi’ suffix. Discontinued use as of December 2014 and as of August 2015 for Lloyd’s Syndicate Assessments.

5.  Provisional ratings: ‘pr’ inactive qualifier
The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

6.  Quantitative analysis of public information: ‘q’ inactive qualifier
A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

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7.  Extraordinary risks: ‘r’ inactive qualifier
The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary noncredit-related risks. S&P Global Ratings discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Active Identifiers
1.  Unsolicited: ‘unsolicited’ and ‘u’ identifier
The ‘u’ identifier and ‘unsolicited’ designation are assigned to credit ratings initiated by parties other than the issuer or its agents, including those initiated by S&P Global Ratings.

2.  Structured finance: ‘sf’ identifier
The ‘sf’ identifier shall be assigned to ratings on "structured finance instruments" when required to comply with applicable law or regulatory requirement or when S&P Global Ratings believes it appropriate. The addition of the ‘sf’ identifier to a rating does not change that rating’s definition or our opinion about the issue’s creditworthiness. For detailed information on the instruments assigned the ‘sf’ identifier, please see "S&P Announces Changes To The List of Instruments Carrying The Structured Finance Identifier" in Section VIII, under "Related Research."

Local Currency and Foreign Currency Ratings
S&P Global Ratings’ issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

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Moody’s Credit Rating Definitions
Purpose
The system of rating securities was originated by John Moody in 1909. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which future relative creditworthiness of securities may be gauged.

Rating Symbols
Gradations of creditworthiness are indicated by rating symbols, with each symbol representing a group in which the credit characteristics are broadly the same. There are nine symbols as shown below, from that used to designate least credit risk to that denoting greatest credit risk:

Aaa Aa A Baa Ba B Caa Ca C
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.

Absence of a Rating
Where no rating has been assigned or where a rating has been withdrawn, it may be for reasons unrelated to the creditworthiness of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application was not received or accepted.

2.  The issue or issuer belongs to a group of securities or entities that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issue or issuer.

4.  The issue was privately placed, in which case the rating is not published in Moody’s publications.

Withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Changes in Rating
The credit quality of most issuers and their obligations is not fixed and steady over a period of time, but tends to undergo change. For this reason changes in ratings occur so as to reflect variations in the intrinsic relative position of issuers and their obligations.

A change in rating may thus occur at any time in the case of an individual issue. Such rating change should serve notice that Moody’s observes some alteration in creditworthiness, or that the previous rating did not fully reflect the quality of the bond as now seen. While because of their very nature, changes are to be expected more frequently among bonds of lower ratings than among bonds of higher ratings. Nevertheless, the user of bond ratings should keep close and constant check on all ratings — both high and low — to be able to note promptly any signs of change in status that may occur.

Limitations to Uses of Ratings*
Obligations carrying the same rating are not claimed to be of absolutely equal credit quality. In a broad sense, they are alike in position, but since there are a limited number of rating classes used in grading thousands of bonds, the symbols cannot reflect the same shadings of risk which actually exist.

As ratings are designed exclusively for the purpose of grading obligations according to their credit quality, they should not be used alone as a basis for investment operations. For example, they have no value in forecasting the direction of future trends of market price. Market price movements in bonds are influenced not only by the credit quality of individual issues but also by changes in money rates and general economic trends, as well as by the length of maturity, etc. During its life even the highest rated bond may have wide price movements, while its high rating status remains unchanged.

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The matter of market price has no bearing whatsoever on the determination of ratings, which are not to be construed as recommendations with respect to "attractiveness.”  The attractiveness of a given bond may depend on its yield, its maturity date or other factors for which the investor may search, as well as on its credit quality, the only characteristic to which the rating refers.

Since ratings involve judgements about the future, on the one hand, and since they are used by investors as a means of protection, on the other, the effort is made when assigning ratings to look at "worst" possibilities in the "visible" future, rather than solely at the past record and the status of the present. Therefore, investors using the rating should not expect to find in them a reflection of statistical factors alone, since they are an appraisal of long-term risks, including the recognition of many non-statistical factors.

Though ratings may be used by the banking authorities to classify bonds in their bank examination procedure, Moody’s ratings are not made with these bank regulations in mind. Moody’s Investors Service’s own judgement as to the desirability or non-desirability of a bond for bank investment purposes is not indicated by Moody’s ratings.

Moody’s ratings represent the opinion of Moody’s Investors Service as to the relative creditworthiness of securities. As such, they should be used in conjunction with the descriptions and statistics appearing in Moody’s publications. Reference should be made to these statements for information regarding the issuer. Moody’s ratings are not commercial credit ratings. In no case is default or receivership to be imputed unless expressly stated.

*As set forth more fully on the copyright, credit ratings are, and must be construed solely as, statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities. Each rating or other opinion must be weighed solely as one factor in any investment decision made by or on behalf of any user of the information, and each such user must accordingly make its own study and evaluation of each security and of each issuer and guarantor of, and each provider of credit support for, each security that it may consider purchasing, selling or holding.

Short-Term Obligation Ratings
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issues by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities.  Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
The following table indicates the long-term ratings consistent with different short-term ratings when such long-term ratings exist.

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SHORT-TERM VS. LONG-TERM RATINGS

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Fitch’s National Credit Ratings

National scale ratings are an opinion of creditworthiness relative to the universe of issuers and issues within a single country. They are most commonly used in emerging market countries with sub- or low investment grade sovereign ratings on the international scale.

As creditworthiness can be expressed across the full range of the scale, a national scale can enable greater rating differentiation within a market than the international scale, particularity in highly speculative grade countries where ratings tend to cluster around the often low sovereign rating due to higher risks associated with a more volatile operating environment.

A "+" or "-" may be appended to a National Rating to denote relative status within a major rating category. Such suffixes are not added to the ‘AAA(xxx)’ National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)’.

National scale ratings are assigned on the basis that the “best credits or issuers” in the country are rated ‘AAA’ on the national scale. National Ratings are then assessed using the full range of the national scale based on a comparative analysis of issuers rated under the same national scale to establish a relative ranking of credit worthiness.

At any given point in time, there is a certain relationship between National and International Ratings but there is not a precise translation between the scales. Fitch monitors the ratings relationship of issuers rated on both the international and national scales to ensure the consistency of rating relativities across scales. In other words, if issuer “X” is rated higher than issuer “Y” on one scale, issuer “X” cannot be rated lower than issuer “Y” on the other scale.

National Ratings for local issuers exclude the effects of sovereign and transfer risk and exclude the possibility that investors may be unable to repatriate any due interest and principal repayments. Comparisons between different national scales or between an individual national scale and the international rating scale are therefore inappropriate and potentially misleading.

In certain countries, regulators have established credit rating scales to be used within their domestic markets using specific nomenclature. In these countries, the agency’s National Rating definitions may be substituted by the regulatory scales. For instance Fitch’s National Short Term Ratings of ‘F1+(xxx)’, ‘F1(xxx)’, ‘F2(xxx)’ and ‘F3(xxx)’ may be substituted by the regulatory scales, e.g. ‘A1+’, ‘A1’, ‘A2’ and ‘A3’. The below definitions thus serve as a template, but users should consult the individual scales for each country listed on Fitch’s regional websites to determine if any additional or alternative category definitions apply.

Fitch maintains internal mapping tables that document the current relationship between the National and International Local Currency Ratings in each jurisdiction where we maintain a National Rating scale in order to serve as a tool for analysts. Where our National rating coverage exceeds a minimum threshold and there is external demand, these mappings will be published on this site. Presently, publicly available mappings can be accessed here. Fitch currently publishes the mapping tables for Brazil and South Africa.

Limitations of the National Rating Scale

Specific limitations relevant to National Rating scale include:

•	National scale ratings are only available in selected countries.
•
National scale ratings are only directly comparable with other national ratings in the same country.  There is a certain correlation between national and global ratings but there is not a precise translation between the scales.  The implied vulnerability to default of a given national scale rating will vary over time.

•
The value of default studies for National Ratings is limited. Due to the relative nature of national scales, a given national scale rating is not intended to represent a fixed amount of default risk over time. As a result, a default study using only National Ratings may not give an accurate picture of the historical relationship between ratings and default risk. Users should exercise caution in making inferences relating to the relative vulnerability to default of national scale ratings using the historical default experience with International Ratings and mapping tables to link the National and International ratings. As with ratings on any scale, the future will not necessarily follow the past.

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National Short-Term Credit Ratings

F1(xxx)
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  Under the agency’s National Rating scale, this rating is assigned to the lowest default risk relative to others in the same country.  Where the liquidity profile is particularly strong, a “+” is added to the assigned rating.

F2(xxx)
Indicates a good capacity for timely payment of financial commitments relative to other issuers or obligations in the same country.  However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx)
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

B(xxx)
 Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

C(xxx)
Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or obligations in the same country or monetary union.

RD(xxx):  Restricted default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

D(xxx)
Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Notes to Long-Term and Short-Term National Ratings:
The ISO international country code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.
“+” or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to Short-Term National Ratings other than ‘F1(xxx)

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LONG-TERM RATINGS

S & P Global Ratings Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on S & P Global Ratings analysis of the following considerations:

— Likelihood of payment—the capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
— Nature of and provisions of the obligation and the promise we impute; and
— Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

Long-Term Issuer Credit Ratings

AAA
An obligation rated ‘AAA’ has the highest rating assigned by S & P Global Ratings.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics.  ‘BB’ indicates the least degree of speculation and ‘C’ the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.  The ‘CC’ rating is used when a default has not yet occurred, but S & P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on pages A-2 and A-3

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Moody’s Long-Term Obligation Ratings

Long-Term Obligation Ratings
Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.  Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s Long-Term Rating Definitions:

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aaa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.  Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs.  Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment.  Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

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Fitch’s National Long-Term Credit Ratings

AAA(xxx)
‘AAA’ National Ratings denote the highest rating assigned by the agency in its National Rating scale for that country.  This rating is assigned to issuers or obligations with the lowest expectation of default risk relative to all other issuers or obligations in the same country or monetary union.

AA(xxx)
‘AA’ National Ratings denote expectations of very low default risk relative to other issuers or obligations in the same country or monetary union.  The default risk inherent differs only slightly from that of the country’s highest rated issuers or obligations.

A(xxx)
‘A’ National Ratings denote expectations of low default risk relative to other issuers or obligations in the same country or monetary union.

BBB(xxx)
‘BBB’ National Ratings denote a moderate default risk relative to other issuers or obligations in the same country or monetary union.

BB(xxx)
‘BB’ National Ratings denote an elevated default risk relative to other issuers or obligations in the same country or monetary union.

B(xxx)
‘B’ National Ratings denote a significantly elevated default risk relative to other issuers or obligations in the same country or monetary union.

CCC(xxx) ‘CCC’ National Ratings denote very high default risk relative to other issuers or obligations in the same country or monetary union.

CC(xxx) ‘CC’ National Ratings denote default risk is among the highest relative to other issuers or obligations in the same country or monetary union.

C(xxx) A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;
b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;
c. the formal announcement by the issuer or their agent of a distressed debt exchange; and
d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent

RD(xxx):  Restricted default.

‘RD’ ratings indicated that an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.  This would include:

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a. the selective payment default on a specific class or currency of debt;
b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations either in series or in parallel; or
d. execution of a distressed debt exchange on one or more material financial obligations.

D(xxx)
‘D’ National Ratings denote an issuer or instrument that is currently in default.

Notes to Long-Term and Short-Term National Ratings:
The ISO International Country Code is placed in parentheses immediately following the rating letters to indicate the identity of the National market within which the rating applies.  For illustrative purposes, (xxx) has been used.  “+”
or “-” may be appended to a National Rating to denote relative status within a major rating category.  Such suffixes are not added to the ‘AAA(xxx)’ Long-Term National Rating category, to categories below ‘CCC(xxx)’, or to
Short-Term National Ratings other than ‘F1(xxx).’

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MUNICIPAL NOTE RATINGS

S & P Global Ratings Municipal Short-Term Note Ratings Definitions

An S & P Global Ratings U.S. municipal note rating reflects S & P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes.  Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S & P Global Ratings analysis will review the following considerations:

— Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
— Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1
Strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

D
'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

See active and inactive qualifiers following S & P Global Ratings Short-Term Issue Credit Ratings beginning on page A-2.

Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings
Short-Term Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to US municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating.  Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

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MIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2
This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3
This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. VMIG ratings of demand obligations with unconditional liquidity support are mapped from the short-term debt rating (or counterparty assessment) of the support provider, or the underlying obligor in the absence of third party liquidity support, with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime. For example, the VMIG rating for an industrial revenue bond with Company XYZ as the underlying obligor would normally have the same numerical modifier as Company XYZ’s prime rating. Transitions of VMIG ratings of demand obligations with conditional liquidity support, as shown in the diagram below, differ from transitions on the Prime scale to reflect the risk that external liquidity support will terminate if the issuer’s long-term rating drops below investment grade.

VMIG 1
This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2
This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3
This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG
This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

* For VRDBs supported with conditional liquidity support, short-term ratings transition down at higher long-term ratings to reflect the risk of termination of liquidity support as a result of a downgrade below investment grade.

VMIG ratings of VRDBs with unconditional liquidity support reflect the short-term debt rating (or counterparty assessment) of the liquidity support provider with VMIG 1 corresponding to P-1, VMIG 2 to P-2, VMIG 3 to P-3 and SG to not prime.

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US MUNICIPAL SHORT-TERM VS. LONG-TERM RATINGS

*For SBPA-backed VRDBs, the rating transitions are higher to allow for distance to downgrade to below investment grade due to the presence of automatic termination events in the SBPAs.

Reviewed November 26, 2018

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MAIRS & POWER FUNDS TRUST

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust. Incorporated by reference to the Mairs & Power Funds Trust (the Trust) Registration Statement filed on May 27, 2011.

(a)(2)	Declaration of Trust dated May 9, 2011. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(a)(3)
Schedule A to Declaration of Trust as amended September 27, 2011 to add Growth Fund and Balanced Fund Series.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(b)	By-laws dated May 17, 2011, as amended December 18, 2014 and September 20, 2016. Incorporated by reference to the Trust’s Registration Statement filed on April 28, 2017.

(c)	None.

(d)
Amended and Restated Agreement for Investment Counsel Service between the Trust and Mairs & Power, Inc., dated June 1, 2017. Incorporated by reference to the Trust’s Registration Statement filed on April 27, 2018.

(e)	Distribution Agreement between Mairs & Power Funds Trust and ALPS Distributors, Inc., dated April 16, 2018. Incorporated by reference to the Trust’s Registration Statement filed on April 27, 2018.

(f)	None.

(g)(1)	Custody Agreement entered into between the Trust and U.S. Bank National Association on May 17, 2011. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(g)(2)
First Amendment to the Custody Agreement entered into between the Trust and U.S. Bank National Association on December 31, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(g)(3)
Second Amendment to the Custody Agreement entered into between the Trust and U.S. Bank National Association dated February 14, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(g)(4)	Third Amendment to the Custody Agreement dated December 18, 2014. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2015.

(h)(1)(i)	Transfer Agent Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011. Incorporated by reference to the Trust’s Statement filed on May 27, 2011.

(h)(1)(ii)
First Amendment to the Transfer Agent Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(h)(1)(iii)	Second Amendment to the Transfer Agent Servicing Agreement dated May 2, 2012. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(h)(1)(iv)	Third Amendment to the Transfer Agent Servicing Agreement dated November 19, 2012. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(h)(1)(v)	Fourth Amendment to the Transfer Agent Servicing Agreement dated May 1, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2014.

(h)(1)(vi)	Fifth Amendment to the Transfer Agent Servicing Agreement dated December 1, 2014. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2015.

(h)(1)(vii)	Addendum to the Transfer Agent Servicing Agreement dated February 24, 2017. Incorporated by reference to the Trust’s Registration Statement filed on April 28, 2017.

(h)(2)(i)
Fund Accounting Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(h)(2)(ii)
First Amendment to the Fund Accounting Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(h)(2)(iii)	Second Amendment to the Fund Accounting Servicing Agreement dated January 9, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2013.

(h)(2)(iv)	Third Amendment to the Fund Accounting Servicing Agreement dated October 14, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2014.

(h)(3)(i)
Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(h)(3)(ii)
Addendum to the Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on December 31, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(h)(3)(iii)
Amendment to the Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC dated December 17, 2013. Incorporated by reference to the Trust’s Registration Statement filed on April 30, 2014.

(h)(3)(iv)
Amendment to the Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2016. Incorporated by reference to the Trust’s Registration Statement filed on April 29, 2016.

(h)(3)(v)	Amendment to the Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC dated June 20, 2018 – filed herewith.

(h)(4)
Blue Sky Registration Agreement entered into entered into between the Trust and Quasar Distributors, LLC on May 17, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(h)(5)(i)	NSCC Services Agreement entered into between the Trust and Quasar Distributors, LLC on May 17, 2011. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(h)(5)(ii)
First Amendment to the NSCC Services Agreement entered into between the Trust and Quasar Distributors, LLC on December 31, 2011.  Incorporated by reference to the Trust’s Registration Statement filed on December 28, 2011.

(i)(1)	Legal Opinion as to Small Cap Fund shares. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(i)(2)	Legal Opinion as to Growth Fund and Balanced Fund shares. Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	None.

(l)	Form of Subscription Agreement for Seed Capital Shares. Incorporated by reference to the Trust’s Registration Statement filed on May 27, 2011.

(m)	None.

(n)	None.

(o)	None.

(p)(1)	Mairs & Power Funds Trust Code of Ethics. Incorporated by reference to the Trust’s Registration Statement filed on April 27, 2018.

(p)(2)	Mairs & Power, Inc. Code of Ethics. Incorporated by reference to the Trust’s Registration Statement filed on April 27, 2018.

(p)(3)	Code of Ethics for ALPS Distributors, Inc. Incorporated by reference to the Trust’s Registration Statement filed on April 27, 2018.

(q)	Power of Attorney. Incorporated by reference to the Trust’s Registration Statement filed on April 27, 2018.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

The Declaration of Trust provides for trustees and officers to be indemnified as follows:

(a) Each individual who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof. Expenses in connection with the defense of any proceeding of the character described in the preceding sentence shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law, subject to the provisions of paragraph (e) below.

(b) For purposes of this provision, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c) No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or other body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (ii) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust.

(d) The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to an individual who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such individual. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e) Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above shall be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he or she is not entitled to indemnification under this provision; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion or memorandum, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this provision.

(f) In no event will any revision, amendment or change to this provision affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this provision.

The trustees and officers are insured under a policy of insurance maintained by the Trust and Mairs & Power, Inc. against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such trustees or officers.

Item 31. Business and Other Connections of the Investment Adviser

Mairs & Power, Inc. (the Adviser) serves as the investment adviser to the Trust. The Adviser also serves as investment adviser to individual and institutional separate accounts. The business and other connections of the Adviser, as well as the names and titles of the executive officers and directors of the Adviser, are further described in the Adviser’s Form ADV as filed with the SEC.

Item 32. Principal Underwriter

(a) Affiliates of the Distributor include, but are not limited to the following entities:

ALPS Advisers, Inc., ALPS Fund Services, Inc., ALPS Holdings, Inc., ALPS Portfolio Solutions Distributor, Inc., SS&C Technologies Holdings, Inc., and DST Systems, Inc.

The Distributor of the Funds acts as the distributor for the following funds:

               ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, Aberdeen Standard Investments ETFs, Acacia Trust, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadstone Real Estate Access Fund, Broadview Funds Trust, Brown Capital Management Mutual Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, Flat Rock Opportunity Fund, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Harvest Volatility Edge Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Northern Lights Fund Trust (on behalf of the 13D Activist Fund), NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-ADV, NorthStar Real Estate Capital Income Fund-C, NorthStar Real Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Segall Bryant & Hamill Trust, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, Total Income + Real Estate Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, , and Wilmington Funds.

(b)  To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:
Name*	Positions with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Joseph J. Frank	Secretary	None
Patrick J. Pedonti	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None
*    Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**  The principal business address for Mr. Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c) Not Applicable.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the following locations:

Records relating to:	Are located at:
Registrant’s Investment Adviser:	Mairs & Power, Inc.
W1520 First National Bank Building
332 Minnesota Street
Saint Paul, Minnesota 55101-1363

Registrant’s Custodian:	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Registrant’s Fund Accounting Agent, Transfer Agent and Administrator:	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Registrant’s Distributor:	ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of St. Paul and State of Minnesota, on April 29, 2019.

MAIRS & POWER FUNDS TRUST

/s/ Mark L. Henneman
Mark L. Henneman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Mark L. Henneman	President and Trustee	April 29, 2019
Mark L. Henneman	(principal Executive Officer)

/s/ Andrea C. Stimmel	Treasurer	April 29, 2019
Andrea C. Stimmel	(principal Financial and Accounting Officer)

Jon A. Theobald *	Trustee	April 29, 2019
Jon A. Theobald

Mary Schmid Daugherty *	Trustee	April 29, 2019
Mary Schmid Daugherty

Susan E. Knight *	Trustee	April 29, 2019
Susan E. Knight

James D. Alt *	Trustee	April 29, 2019
James D. Alt

Patrick A. Thiele *	Trustee	April 29, 2019
Patrick A. Thiele

*	By	/s/ Andrea C. Stimmel
Andrea C. Stimmel, as attorney-in-fact pursuant to power of attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(h)(3)(v)	Amendment to the Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC dated June 20, 2018

(j)	Consent of Independent Registered Public Accounting Firm